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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 7 of its series, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund, for the year ended February 29, 2004. These 7 series have a 8/31 fiscal year end.

Date of reporting period: 2/29/2004

Item 1 - Reports to Stockholders.

Evergreen Florida High Income Municipal Bond Fund

Evergreen Florida High Income Municipal Bond Fund: Semiannual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Florida High Income Municipal Bond Fund, which covers the six-month period ended February 29, 2004.

After a summer of extraordinary volatility in the fixed income markets, investors in municipal securities enjoyed a refreshing turnaround over the past six months. The unusual combination of an accommodative monetary policy and a strengthening economy enabled many state budgets to improve their financial condition as tax receipts increased. In addition, many municipal bonds also offered investors attractive valuations relative to Treasuries, and the result was a period of stable growth for many investors.

The period began on the heels of a dramatic swing in interest rates. The Federal Reserve's mixed messages of deflation fears with forecasts for solid economic growth had sent interest rates in a tailspin throughout the summer months, and the yield curve was only beginning to stabilize in September. Assurances from central bankers that rates would remain low for the foreseeable future provided the stable backdrop for the fixed income markets. Indeed, in an attempt to improve clarity for the financial markets, monetary policymakers continually reinforced their new mantra, that rates would remain low for a "considerable period."

Despite economic growth of more than 6% in the second half of 2003, the Fed kept true to its word. While the Gross Domestic Product was accelerating, inflation was low and

1

LETTER TO SHAREHOLDERS continued

payroll growth continued to disappoint. Evidently, the massive investment in technology over the previous decade has resulted in efficiencies never before experienced by U.S. business or government. This confluence of events resulted in a steepening yield curve, which enabled many investors in the municipal market to increase the potential for higher returns in longer maturities without incurring substantial risks. Moreover, as foreign central bank intervention in defense of the dollar caused many Treasuries to periodically become expensive, the municipal market largely enjoyed attractive relative valuations for issues with similar durations.

Many municipal bond investors remain concerned about the changes in the new tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of municipal securities. Even in the event of slightly lower issuance in the future, we believe the combination of asset allocation needs and the income exemption will provide the municipal market with sufficient demand going forward. More dollars chasing fewer bonds tends to be a favorable outcome for fixed income investors.

Another concern for many investors in the municipal market involves the poor financial condition of many state and local governments. We strongly believe that economic growth is a cure for many of these ails. As economic growth expands, and tax receipts continue to increase, we believe the financials of many issuers will strengthen accordingly. For example, the federal budget deficit in fiscal 2003 ending September was approximately $75 billion below forecasts as solid economic growth produced higher than projected receipts. And states,

2

LETTER TO SHAREHOLDERS continued

whose projected deficits were estimated to exceed $70 billion last year, have now whittled that amount down by more than half, according to several estimates.

In this environment, proper diversification within the fixed income markets may continue to play a significant role for long-term portfolios. We believe that those investors who consider municipal securities within their allocation may be better able to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

Richard K. Marrone
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

6-month return with sales charge	-0.32%	-0.68%	3.32%	N/A

6-month return w/o sales charge	4.68%	4.32%	4.32%	4.84%

Average annual return*

1 year with sales charge	0.11%	-0.61%	3.38%	N/A

1 year w/o sales charge	5.12%	4.38%	4.38%	5.43%

5 year	2.62%	2.53%	2.86%	3.89%

10 year	4.91%	4.75%	4.96%	5.65%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please go to www.EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.96	$10.25	$10.45	$10.24	$10.68	$11.26
Income from investment operations
Net investment income	0.25	0.53	0.58	0.60	0.59	0.57
Net realized and unrealized gains or losses on securities	0.21	-0.29	-0.20	0.21	-0.44	-0.58
Total from investment operations	0.46	0.24	0.38	0.81	0.15	-0.01
Distributions to shareholders from
Net investment income	-0.25	-0.53	-0.58	-0.60	-0.59	-0.57
Net realized gains	0	0	0	0	0	0[1]
Total distributions to shareholders	-0.25	-0.53	-0.58	-0.60	-0.59	-0.57
Net asset value, end of period	$10.17	$9.96	$10.25	$10.45	$10.24	$10.68
Total return[2]	4.68%	2.42%	3.77%	8.13%	1.57%	-0.16%
Ratios and supplemental data
Net assets, end of period (thousands)	$193,785	$186,685	$196,678	$212,631	$212,410	$269,616
Ratios to average net assets
Expenses[3]	1.02%[4]	0.99%	0.88%	0.87%	0.87%	0.86%
Net investment income	5.08%[4]	5.27%	5.63%	5.77%	5.73%	5.10%
Portfolio turnover rate	19%	26%	26%	17%	39%	29%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.96	$10.25	$10.45	$10.24	$10.68	$11.26
Income from investment operations
Net investment income	0.22	0.46	0.50	0.52	0.51	0.48
Net realized and unrealized gains or losses on securities	0.21	-0.29	-0.20	0.21	-0.44	-0.58
Total from investment operations	0.43	0.17	0.30	0.73	0.07	-0.10
Distributions to shareholders from
Net investment income	-0.22	-0.46	-0.50	-0.52	-0.51	-0.48
Net realized gains	0	0	0	0	0	0[1]
Total distributions to shareholders	-0.22	-0.46	-0.50	-0.52	-0.51	-0.48
Net asset value, end of period	$10.17	$9.96	$10.25	$10.45	$10.24	$10.68
Total return[2]	4.32%	1.67%	2.99%	7.32%	0.81%	-0.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$115,372	$125,469	$135,832	$125,951	$115,352	$130,259
Ratios to average net assets
Expenses[3]	1.73%[4]	1.72%	1.63%	1.63%	1.62%	1.61%
Net investment income	4.37%[4]	4.54%	4.87%	5.02%	4.99%	4.34%
Portfolio turnover rate	19%	26%	26%	17%	39%	29%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS C		2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.96	$10.25	$10.45	$10.24	$10.68	$11.26
Income from investment operations
Net investment income	0.22	0.46	0.50	0.52	0.51	0.48
Net realized and unrealized gains or losses on securities	0.21	-0.29	-0.20	0.21	-0.44	-0.58
Total from investment operations	0.43	0.17	0.30	0.73	0.07	-0.10
Distributions to shareholders from
Net investment income	-0.22	-0.46	-0.50	-0.52	-0.51	-0.48
Net realized gains	0	0	0	0	0	0[1]
Total distributions to shareholders	-0.22	-0.46	-0.50	-0.52	-0.51	-0.48
Net asset value, end of period	$10.17	$9.96	$10.25	$10.45	$10.24	$10.68
Total return[2]	4.32%	1.67%	2.99%	7.32%	0.81%	-0.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,638	$19,729	$22,650	$13,516	$9,310	$6,749
Ratios to average net assets
Expenses[3]	1.73%[4]	1.72%	1.63%	1.62%	1.62%	1.61%
Net investment income	4.37%[4]	4.54%	4.85%	4.99%	4.98%	4.31%
Portfolio turnover rate	19%	26%	26%	17%	39%	29%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.96	$10.25	$10.45	$10.24	$10.68	$11.26
Income from investment operations
Net investment income	0.27	0.56	0.61	0.62	0.62	0.60
Net realized and unrealized gains or losses on securities	0.21	-0.29	-0.20	0.21	-0.44	-0.58
Total from investment operations	0.48	0.27	0.41	0.83	0.18	0.02
Distributions to shareholders from
Net investment income	-0.27	-0.56	-0.61	-0.62	-0.62	-0.60
Net realized gains	0	0	0	0	0	0[2]
Total distributions to shareholders	-0.27	-0.56	-0.61	-0.62	-0.62	-0.60
Net asset value, end of period	$10.17	$9.96	$10.25	$10.45	$10.24	$10.68
Total return	4.84%	2.69%	4.03%	8.40%	1.83%	0.09%
Ratios and supplemental data
Net assets, end of period (thousands)	$91,395	$81,057	$91,535	$89,505	$66,120	$53,624
Ratios to average net assets
Expenses[3]	0.73%[4]	0.72%	0.63%	0.63%	0.62%	0.62%
Net investment income	5.38%[4]	5.54%	5.87%	6.02%	6.01%	5.38%
Portfolio turnover rate	19%	26%	26%	17%	39%	29%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.7%
AIRPORT 0.3%
Okaloosa Cnty., FL Arpt. RB, 5.50%, 10/01/2023	$ 1,000,000	$ 1,051,700
COMMUNITY DEVELOPMENT DISTRICT 20.4%
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	213,000	213,886
6.30%, 05/01/2019	435,000	446,323
7.60%, 05/01/2018	650,000	677,937
Bayside, FL CDD Capital Impt. RB:
Ser. A, 5.95%, 05/01/2008	944,000	948,399
Ser. B, 6.05%, 05/01/2008	600,000	602,790
Ser. B, 6.375%, 05/01/2018	1,625,000	1,676,171
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	1,480,000	1,534,864
Ser. A, 7.50%, 05/01/2019	1,638,000	1,676,165
Ser. B, 6.00%, 05/01/2006	1,050,000	1,053,707
Ser. B, 6.75%, 05/01/2004	1,690,000	1,691,318
Championsgate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,735,000	2,682,925
Ser. B, 5.70%, 05/01/2005	2,365,000	2,355,753
Covington Park, FL CDD RB, 7.00%, 05/01/2031	3,915,000	4,090,000
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	2,000,000	2,136,700
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	3,000,000	3,020,850
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,235,000	1,264,652
Fiddlers Creek CDD RB:
Ser. A, 6.00%, 05/01/2016	1,715,000	1,746,299
Ser. A, 6.375%, 05/01/2035	1,285,000	1,323,974
Fishhawk CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	945,000	947,136
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,603,275
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	3,395,000	3,461,678
Heritage Isles, FL CDD Spl. Assmt. RB:
Ser. A, 5.75%, 05/01/2005	810,000	810,745
Ser. B, 6.00%, 05/01/2020	2,400,000	2,413,272
Heritage Oak Park, FL CDD Spl. Assmt. RB:
Ser. A, 6.50%, 05/01/2020	2,705,000	2,758,153
Ser. B, 6.00%, 05/01/2005	1,380,000	1,381,932
Heritage Pines, FL CDD Capital Impt. RB:
Ser. A, 6.10%, 05/01/2020	2,495,000	2,509,720
Ser. B, 5.50%, 05/01/2005	2,470,000	2,468,395
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit GO, Sub. Ser. B, 8.25%, 05/01/2011	2,500,000	2,789,900
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,200,000	3,235,232
Journeys End CDD Spl. Assmt. RB, 7.00%, 05/01/2031	2,300,000	2,458,723
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	2,030,000	2,079,979
Lakeside Plantation, FL CDD RB:
Ser. B, 6.625%, 05/01/2006	845,000	744,014
Ser. B, 6.95%, 05/01/2031	2,310,000	1,990,481
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	$ 925,000	$ 936,461
Marshall Creek, FL CDD, 6.625%, 05/01/2032	3,000,000	3,154,950
Meadow Pointe II, FL CDD Capital Impt. RB, 7.75%, 05/01/2018	1,075,000	1,098,586
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	2,880,000	3,086,294
Northwood, FL CDD RB, 7.60%, 05/01/2017	1,250,000	1,267,525
Overoaks, FL CDD Capital Impt. RB, 8.25%, 05/01/2017	500,000	537,860
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,920,000	5,246,294
Quantum, FL CDD Spl. Assmt. RB, 7.75%, 03/01/2014	765,000	779,872
Remington, FL CDD RB, 6.95%, 05/01/2009	1,640,000	1,591,899
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,345,000	1,404,570
7.50%, 05/01/2017	1,460,000	1,491,930
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	3,145,000	3,265,737
85,657,326
CONTINUING CARE RETIREMENT COMMUNITY 15.7%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.50%, 11/15/2012	1,875,000	1,996,031
Fleming Island Plantation, FL Spl. Assmt. RB, Ser. A, 6.30%, 02/01/2005	200,000	200,934
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch A, 8.00%, 06/01/2032	3,000,000	3,105,270
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	3,360,000	3,293,271
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,387,050
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	790,000	800,491
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Sr. Ser. A, 6.70%,
07/01/2021	1,590,000	1,446,041
Homestead, FL IDA RB, Community Rehabilitation Providers Program, Ser. A, 7.95%, 11/01/2018	3,115,000	3,150,823
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A, 6.25%, 10/01/2017	3,290,000	3,333,362
Ser. A, 6.375%, 10/01/2025	6,575,000	6,583,679
Ser. B, 5.875%, 10/01/2027	1,155,000	1,162,692
Shell Point Vlg. Proj.:
Ser. A, 5.50%, 11/15/2029	2,200,000	2,203,916
Ser. A, 5.75%, 11/15/2011	1,015,000	1,106,797
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	430,000	438,772
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran Tower:
8.40%, 07/01/2014	395,000	417,937
8.75%, 07/01/2026	370,000	382,621
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	$ 2,750,000	$ 2,770,378
JFK Med. Ctr., Inc. Proj., 5.10%, 10/01/2005	920,000	931,399
Waterford Proj.:
5.20%, 10/01/2006	965,000	976,512
5.30%, 10/01/2007	990,000	1,001,603
5.50%, 10/01/2015	6,500,000	6,518,460
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home, 8.00%, 10/01/2008	960,000	959,952
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,000,000	1,000,480
St. John's Cnty., FL IDA RB:
Bayview Proj., Ser. A, 7.10%, 10/01/2026	2,500,000	2,510,800
Glenmoor St. John's Proj.:
Ser. A, 8.00%, 01/01/2020	5,000,000	4,950,600
Ser. A, 8.00%, 01/01/2023	4,500,000	4,409,370
Vicars Landing Proj., Ser. A, 6.75%, 02/15/2012	2,510,000	2,563,262
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,360,940
65,963,443
EDUCATION 5.8%
Hernando Cnty., FL Sch. Board COP, Ser. A, 5.00%, 07/01/2022	3,320,000	3,549,843
Leon Cnty., FL Edl. Facs. Auth. RB, Student Hsg. Heritage Grove Proj., 5.125%, 08/01/2033	5,000,000	5,050,100
Miami-Dade Cnty., FL Edl. Facs Auth. RB, Univ. of Miami, Ser. A, 5.00%, 04/01/2029	2,500,000	2,637,800
North Miami, FL Edl. Facs. RB, Johnston & Wales Univ. Proj., 5.00%, 04/01/2020	1,080,000	1,159,067
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,500,060
Clearwater Christian College, 8.00%, 02/01/2011	2,315,000	2,596,365
Eckerd College, 7.75%, 07/01/2014	585,000	588,803
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
5.20%, 10/15/2026	1,000,000	1,042,580
Ser. A, 5.75%, 10/15/2029	3,180,000	3,197,140
Ser. A, 6.125%, 10/15/2016	1,025,000	1,063,520
24,385,278
GENERAL OBLIGATION - LOCAL 0.6%
Marshall Creek, FL CDD Spl. Assmt. GO:
Ser. A, 7.65%, 05/01/2032	1,985,000	2,193,623
Ser. B, 6.75%, 05/01/2007	330,000	333,330
2,526,953
GENERAL OBLIGATION - STATE 3.3%
Florida Board of Pub. Ed. GO, Ser. A, 5.00%, 06/01/2014	12,000,000	13,622,160
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 13.2%
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	$ 5,000,000	$ 5,518,550
Highlands, Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%, 11/15/2029	5,000,000	5,388,900
Hillsborough Cnty., FL IDA Hosp. RB, Tampa General Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	2,000,000	2,048,360
Ser. B, 5.25%, 10/01/2028	5,410,000	5,515,928
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,865,000	3,718,168
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr. Proj., Ser. A, 5.60%, 07/01/2008	5,000,000	5,428,750
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,716,300
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	1,040,000	1,056,245
Palm Beach Cnty., FL IDRB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Bank plc)	1,500,000	1,734,480
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.75%, 11/15/2029	5,000,000	5,277,600
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group:
5.25%, 11/15/2033	4,900,000	5,040,483
5.75%, 11/15/2033	3,000,000	3,189,180
St. John's Cnty., FL IDA RB, Bayview Proj., Ser. A, 7.00%, 10/01/2012	1,125,000	1,138,500
Stillwater, OK Med. Ctr. Auth. Hosp. RB, Ser. B, 6.50%, 05/15/2019	1,750,000	1,820,140
Tampa, FL Hosp. RB, H. Lee Moffitt, Ser. A, 5.75%, 07/01/2019	1,500,000	1,594,770
West Orange Healthcare Dist. of FL RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,130,050
55,316,404
HOUSING 14.1%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 07/01/2016	750,000	833,880
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	1,072,000	1,136,792
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	4,820,000	5,019,114
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	2,830,000	2,959,699
Florida HFA RB:
St. Cloud Vlg. Proj.:
Ser. D, 5.95%, 02/01/2030	4,905,000	5,143,088
Ser. E, 8.00%, 02/01/2030	1,395,000	1,346,259
Sunset Place, Ser. K-3, 6.50%, 10/01/2029	1,155,000	1,095,772
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,549,185
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.38%, 07/01/2040	4,000,000	3,953,640
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A, 4.20%, 09/01/2022	475,000	500,355
Ser. A, 5.70%, 09/01/2033	1,000,000	1,044,810
Ser. A, 7.20%, 03/01/2027	700,000	753,249
Ser. A, Sub. Ser. 2, 6.85%, 03/01/2029	1,450,000	1,450,551
Leon Cnty., FL Edl. Facs. Auth. RB, Student Hsg., Ser. A, 8.25%, 05/01/2014	2,205,000	2,273,972
Manatee Cnty., FL HFA MHRB, 7.45%, 05/01/2027	715,000	768,103
Manatee Cnty., FL HFA SFHRB, Sub. Ser. 4, 6.875%, 11/01/2026	840,000	858,178
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Orange Cnty., FL HFA MHRB:
Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	$ 2,845,000	$ 2,617,514
Palm West Apts. Proj., Ser. B, 6.50%, 03/01/2034	2,900,000	2,603,011
Palms at Brentwood, Ser. K, 6.50%, 12/01/2034	14,605,000	13,097,180
Orange Cnty., FL HFA RB, Ser. B, 5.40%, 09/01/2032	3,000,000	3,285,060
Orange Cnty., FL HFA SFHRB, Ser. B, 6.85%, 10/01/2027, (Insd. by GNMA & FNMA)	810,000	833,701
Palm Beach Cnty., FL HFA SFHRB, Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	425,000	444,286
Pinellas Cnty., FL HFA MHRB, Multi-Cnty. Proj., 5.35%, 09/01/2024	825,000	864,262
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B-1, 6.10%, 09/01/2026	495,000	527,125
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 5.50%, 09/20/2042	1,579,000	1,626,323
Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.:
Ser. C, 7.00%, 07/01/2012, (Insd. by FNMA)	725,000	731,895
Ser. C, 7.00%, 07/01/2024, (Insd. by FNMA)	2,000,000	2,013,860
59,330,864
INDUSTRIAL DEVELOPMENT REVENUE 8.0%
Escambia Cnty., FL PCRB, Champion International Corp. Proj.:
6.40%, 09/01/2030	4,200,000	4,426,632
6.90%, 08/01/2022	5,125,000	5,326,003
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.:
6.75%, 07/01/2029	8,410,000	7,162,797
Ser. A, 6.50%, 07/01/2029	3,000,000	2,595,030
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj.,
Ser. A, 7.50%, 09/01/2015	3,975,000	4,143,023
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Ser. A, 7.00%, 05/01/2019	300,000	316,383
Heron Bay Proj., 7.00%, 05/01/2019	1,747,000	1,840,552
Wtr. Mgmt., Ser. A, 8.20%, 05/01/2024	1,182,000	1,217,554
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	2,605,000	2,752,417
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	1,840,000	1,851,040
St. Johns Cnty., FL IDRRB, Vicars Landing Proj., Ser. B, 5.125%, 02/15/2017	2,000,000	2,000,240
33,631,671
MISCELLANEOUS REVENUE 1.8%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention:
Ser. B, 6.25%, 12/01/2016	1,000,000	1,077,210
Ser. B, 6.35%, 12/01/2022	500,000	533,540
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange Proj.:
Ser. A, 5.50%, 05/01/2010	1,000,000	1,011,910
Ser. A, 5.80%, 05/01/2026	5,000,000	5,035,600
7,658,260
PORT AUTHORITY 0.5%
Jacksonville, FL Port Auth. RB, 5.70%, 11/01/2030	2,000,000	2,256,435
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 4.0%
Heritage Harbor, FL RB, 7.75%, 05/01/2023	$ 740,000	$ 707,951
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. A, 7.10%, 10/01/2023	4,000,000	3,459,480
Puerto Rico Pub. Fin. Corp. RB, Comnwlth. Appropriation, Ser. E, 5.75%, 08/01/2030	3,500,000	3,790,360
Stoneybrook, FL CDD, Golf Course RB, 7.00%, 10/01/2022	9,395,000	8,671,303
16,629,094
SALES TAX 1.3%
Florida Dept. of Env. Protection RB, Ser. A, 5.00%, 07/01/2015	5,000,000	5,637,850
TOBACCO REVENUE 1.4%
Tobacco Settlement Fin. Corp. of New York, 9.82%, 03/04/2004	5,000,000	6,054,000
TRANSPORTATION 0.7%
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj., 7.375%, 01/01/2040	3,000,000	2,945,820
UTILITY 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,470,000	1,540,001
7.375%, 10/01/2019	980,000	1,009,861
2,549,862
WATER & SEWER 6.0%
Jea, FL Wtr. & Swr. Sys. RB, Ser. A, 5.50%, 10/01/2041	8,180,000	8,788,592
Lakeland FL. Wtr. & Wst. Wtr. RB, 5.00%, 10/01/2032	2,455,000	2,563,486
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 3-A, 7.00%, 08/01/2015	500,000	510,560
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,071,037
Unit Dev. No. 9-A, 7.20%, 08/01/2016	2,500,000	2,886,200
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,037,350
6.00%, 08/01/2029	2,600,000	2,666,638
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,447,037
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,385,168
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,745,000	1,828,167
25,184,235
Total Municipal Obligations		410,401,355

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund (o)	3,084,499	3,084,499
Total Investments (cost $404,673,501) 98.4%		413,485,854
Other Assets and Liabilities 1.6%		6,703,755
Net Assets 100.0%		$ 420,189,609
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
CDA	Community Development Authority	LOC	Letter of Credit
CDD	Community Development District	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	RB	Revenue Bond
GNMA	Government National Mortgage Association	RHA	Residential Housing Association
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of February 29, 2004:

Florida	89.7%
Georgia	2.1%
Maryland	1.6%
New York	1.5%
California	1.2%
Puerto Rico	0.9%
Nevada	0.7%
Virginia	0.7%
Oklahoma	0.4%
Texas	0.4%
Non-state specific	0.8%
Total	100.0%
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004  (unaudited)

Assets
Identified cost of securities	$ 404,673,501
Net unrealized gains on securities	8,812,353

Market value of securities	413,485,854
Receivable for Fund shares sold	220,751
Interest receivable	8,073,519
Prepaid expenses and other assets	30,631

Total assets	421,810,755

Liabilities
Dividends payable	999,919
Payable for Fund shares redeemed	427,299
Advisory fee payable	17,881
Distribution Plan expenses payable	15,799
Due to other related parties	4,945
Accrued expenses and other liabilities	155,303

Total liabilities	1,621,146

Net assets	$ 420,189,609

Net assets represented by
Paid-in capital	$ 452,929,084
Overdistributed net investment income	(83,141)
Accumulated net realized losses on securities	(41,468,687)
Net unrealized gains on securities	8,812,353

Total net assets	$ 420,189,609

Net assets consists of
Class A	$ 193,784,837
Class B	115,372,216
Class C	19,637,816
Class I	91,394,740

Total net assets	$ 420,189,609

Shares outstanding
Class A	19,051,802
Class B	11,343,022
Class C	1,930,706
Class I	8,985,553

Net asset value per share
Class A	$ 10.17
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.68
Class B	$ 10.17
Class C	$ 10.17
Class I	$ 10.17

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2004  (unaudited)

Investment income
Interest	$ 12,533,795

Expenses
Advisory fee	1,067,870
Distribution Plan expenses
Class A	282,964
Class B	594,476
Class C	96,277
Administrative services fee	205,249
Transfer agent fees	106,448
Trustees' fees and expenses	3,620
Printing and postage expenses	17,416
Custodian and accounting fees	56,301
Registration and filing fees	20,864
Professional fees	12,750
Other	9,220

Total expenses	2,473,455
Less: Expense reductions	(612)
Expense reimbursements	(6,498)

Net expenses	2,466,345

Net investment income	10,067,450

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(2,646,633)
Net change in unrealized gains or losses on securities	11,269,490

Net realized and unrealized gains or losses on securities	8,622,857

Net increase in net assets resulting from operations	$ 18,690,307

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004		Year Ended
	(unaudited)		August 31, 2003

Operations
Net investment income		$ 10,067,450		$ 21,933,552
Net realized losses on securities		(2,646,633)		(8,057,939)
Net change in unrealized gains or losses on securities		11,269,490		(4,589,238)

Net increase in net assets resulting from operations		18,690,307		9,286,375

Distributions to shareholders from
Net investment income
Class A		(4,741,695)		(10,196,609)
Class B		(2,572,734)		(6,031,201)
Class C		(416,624)		(1,074,135)
Class I		(2,237,082)		(4,595,949)

Total distributions to shareholders		(9,968,135)		(21,897,894)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,480,372	14,846,802	3,560,815	36,166,130
Class B	428,881	4,297,278	1,854,806	18,854,598
Class C	224,892	2,260,082	775,115	7,878,886
Class I	1,772,886	17,811,179	1,747,524	17,747,408

		39,215,341		80,647,022

Net asset value of shares issued in reinvestment of distributions
Class A	181,675	1,826,704	373,026	3,779,931
Class B	115,615	1,162,210	276,266	2,799,612
Class C	16,066	161,517	41,321	418,812
Class I	6,642	67,018	5,503	55,652

		3,217,449		7,054,007

Automatic conversion of Class B shares to Class A shares
Class A	488,215	4,899,624	607,146	6,163,866
Class B	(488,215)	(4,899,624)	(607,146)	(6,163,866)

		0		0

Payment for shares redeemed
Class A	(1,840,918)	(18,494,425)	(4,986,112)	(50,411,153)
Class B	(1,309,173)	(13,135,306)	(2,179,077)	(22,052,689)
Class C	(290,866)	(2,918,735)	(1,045,429)	(10,557,308)
Class I	(931,722)	(9,356,182)	(2,545,012)	(25,823,421)

		(43,904,648)		(108,844,571)

Net decrease in net assets resulting from capital share transactions		(1,471,858)		(21,143,542)

Total increase (decrease) in net assets		7,250,314		(33,755,061)
Net assets
Beginning of period		412,939,295		446,694,356

End of period		$ 420,189,609		$ 412,939,295

Overdistributed net investment income		$ (83,141)		$ (182,456)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Florida High Income Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended February 29, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $6,498. Total amounts subject to recoupment as of February 29, 2004 were $4,320.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $76,702,823 and $75,653,966, respectively, for the six months ended February 29, 2004.

On February 29, 2004, the aggregate cost of securities for federal income tax purposes was $404,673,501. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,847,546 and $6,035,193, respectively, with a net unrealized appreciation of $8,812,353.

As of August 31, 2003, the Fund had $38,154,795 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 4,365,480	$ 18,590,266	$ 2,069,696	$ 13,129,353

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2003, the Fund incurred and elected to defer post-October losses of $667,259.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 29, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund. In addition, the Fund holds certain unrated bonds where the Fund is the only holder of the issue, which may increase the risks associated with this Fund.

11. SUBSEQUENT EVENT

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.47% and declining to 0.32% as the average daily net assets of the Fund increases.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565567 rv1     4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Florida Municipal Bond Fund

Evergreen Florida Municipal Bond Fund: Semiannual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Florida Municipal Bond Fund, which covers the six-month period ended February 29, 2004.

After a summer of extraordinary volatility in the fixed income markets, investors in municipal securities enjoyed a refreshing turnaround over the past six months. The unusual combination of an accommodative monetary policy and a strengthening economy enabled many state budgets to improve their financial condition as tax receipts increased. In addition, many municipal bonds also offered investors attractive valuations relative to Treasuries, and the result was a period of stable growth for many investors.

The period began on the heels of a dramatic swing in interest rates. The Federal Reserve's mixed messages of deflation fears with forecasts for solid economic growth had sent interest rates in a tailspin throughout the summer months, and the yield curve was only beginning to stabilize in September. Assurances from central bankers that rates would remain low for the foreseeable future provided the stable backdrop for the fixed income markets. Indeed, in an attempt to improve clarity for the financial markets, monetary policymakers continually reinforced their new mantra, that rates would remain low for a "considerable period."

Despite economic growth of more than 6% in the second half of 2003, the Fed kept true to its word. While the Gross Domestic Product was accelerating, inflation was low and

1

LETTER TO SHAREHOLDERS continued

payroll growth continued to disappoint. Evidently, the massive investment in technology over the previous decade has resulted in efficiencies never before experienced by U.S. business or government. This confluence of events resulted in a steepening yield curve, which enabled many investors in the municipal market to increase the potential for higher returns in longer maturities without incurring substantial risks. Moreover, as foreign central bank intervention in defense of the dollar caused many Treasuries to periodically become expensive, the municipal market largely enjoyed attractive relative valuations for issues with similar durations.

Many municipal bond investors remain concerned about the changes in the new tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of municipal securities. Even in the event of slightly lower issuance in the future, we believe the combination of asset allocation needs and the income exemption will provide the municipal market with sufficient demand going forward. More dollars chasing fewer bonds tends to be a favorable outcome for fixed income investors.

Another concern for many investors in the municipal market involves the poor financial condition of many state and local governments. We strongly believe that economic growth is a cure for many of these ails. As economic growth expands, and tax receipts continue to increase, we believe the financials of many issuers will strengthen accordingly. For example, the federal budget deficit in fiscal 2003 ending September was approximately $75 billion below forecasts as solid economic growth produced higher than projected receipts. And states,

2

LETTER TO SHAREHOLDERS continued

whose projected deficits were estimated to exceed $70 billion last year, have now whittled that amount down by more than half, according to several estimates.

In this environment, proper diversification within the fixed income markets may continue to play a significant role for long-term portfolios. We believe that those investors who consider municipal securities within their allocation may be better able to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

Richard K. Marrone
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 5/11/1988

	Class A	Class B	Class C	Class I
Class inception date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

6-month return with sales charge	0.41%	0.01%	4.01%	N/A

6-month return w/o sales charge	5.37%	5.01%	5.01%	5.53%

Average annual return*

1 year with sales charge	0.15%	-0.64%	3.36%	N/A

1 year w/o sales charge	5.10%	4.36%	4.36%	5.40%

5 year	3.26%	3.03%	3.37%	4.41%

10 year	4.89%	4.60%	4.85%	5.51%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please go to www.EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.30	$9.48	$9.56	$9.24	$9.36	$10.15
Income from investment operations
Net investment income	0.19	0.40	0.46	0.47	0.47	0.46
Net realized and unrealized gains or losses on securities	0.31	-0.18	-0.08	0.32	-0.09	-0.56
Total from investment operations	0.50	0.22	0.38	0.79	0.38	-0.10
Distributions to shareholders from
Net investment income	-0.19	-0.40	-0.46	-0.47	-0.47	-0.46
Net realized gains	0	0	0	0	-0.03	-0.23
Total distributions to shareholders	-0.19	-0.40	-0.46	-0.47	-0.50	-0.69
Net asset value, end of period	$9.61	$9.30	$9.48	$9.56	$9.24	$9.36
Total return[1]	5.37%	2.38%	4.12%	8.79%	4.22%	-1.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$126,803	$123,338	$132,375	$120,533	$114,159	$137,101
Ratios to average net assets
Expenses[2]	0.90%[3]	0.84%	0.58%	0.45%	0.42%	0.34%
Net investment income	3.96%[3]	4.25%	4.84%	5.03%	5.08%	4.71%
Portfolio turnover rate	17%	41%	29%	18%	48%	57%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.30	$9.48	$9.56	$9.24	$9.36	$10.15
Income from investment operations
Net investment income	0.15	0.33	0.37	0.39	0.38	0.37
Net realized and unrealized gains or losses on securities	0.31	-0.18	-0.08	0.32	-0.09	-0.56
Total from investment operations	0.46	0.15	0.29	0.71	0.29	-0.19
Distributions to shareholders from
Net investment income	-0.15	-0.33	-0.37	-0.39	-0.38	-0.37
Net realized gains	0	0	0	0	-0.03	-0.23
Total distributions to shareholders	-0.15	-0.33	-0.37	-0.39	-0.41	-0.60
Net asset value, end of period	$9.61	$9.30	$9.48	$9.56	$9.24	$9.36
Total return[1]	5.01%	1.58%	3.19%	7.83%	3.28%	-1.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$26,707	$29,601	$30,728	$39,746	$46,522	$59,783
Ratios to average net assets
Expenses[2]	1.60%[3]	1.61%	1.45%	1.34%	1.33%	1.26%
Net investment income	3.26%[3]	3.47%	4.01%	4.14%	4.17%	3.79%
Portfolio turnover rate	17%	41%	29%	18%	48%	57%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS C		2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.30	$9.48	$9.56	$9.24	$9.36	$10.15
Income from investment operations
Net investment income	0.15	0.33	0.38	0.39	0.38	0.37
Net realized and unrealized gains or losses on securities	0.31	-0.18	-0.09	0.32	-0.09	-0.56
Total from investment operations	0.46	0.15	0.29	0.71	0.29	-0.19
Distributions to shareholders from
Net investment income	-0.15	-0.33	-0.37	-0.39	-0.38	-0.37
Net realized gains	0	0	0	0	-0.03	-0.23
Total distributions to shareholders	-0.15	-0.33	-0.37	-0.39	-0.41	-0.60
Net asset value, end of period	$9.61	$9.30	$9.48	$9.56	$9.24	$9.36
Total return[1]	5.01%	1.58%	3.19%	7.83%	3.28%	-1.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,061	$11,513	$9,781	$6,839	$6,594	$9,111
Ratios to average net assets
Expenses[2]	1.60%[3]	1.61%	1.45%	1.34%	1.33%	1.26%
Net investment income	3.27%[3]	3.47%	4.16%	4.14%	4.17%	3.79%
Portfolio turnover rate	17%	41%	29%	18%	48%	57%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.30	$9.48	$9.56	$9.24	$9.36	$10.15
Income from investment operations
Net investment income	0.20	0.43	0.47	0.48	0.47	0.47
Net realized and unrealized gains or losses on securities	0.31	-0.18	-0.08	0.32	-0.09	-0.56
Total from investment operations	0.51	0.25	0.39	0.80	0.38	-0.09
Distributions to shareholders from
Net investment income	-0.20	-0.43	-0.47	-0.48	-0.47	-0.47
Net realized gains	0	0	0	0	-0.03	-0.23
Total distributions to shareholders	-0.20	-0.43	-0.47	-0.48	-0.50	-0.70
Net asset value, end of period	$9.61	$9.30	$9.48	$9.56	$9.24	$9.36
Total return	5.53%	2.60%	4.23%	8.90%	4.32%	-0.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$295,049	$287,129	$281,258	$318,069	$364,159	$407,474
Ratios to average net assets
Expenses[2]	0.60%[3]	0.61%	0.45%	0.34%	0.33%	0.26%
Net investment income	4.26%[3]	4.48%	4.96%	5.14%	5.17%	4.79%
Portfolio turnover rate	17%	41%	29%	18%	48%	57%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 91.7%
AIRPORT 4.8%
Florida Arpt. Fin. Commission RB:
5.50%, 10/01/2011, (Insd. by FGIC)	$ 3,570,000	$ 4,069,229
5.50%, 10/01/2012, (Insd. by FGIC)	3,455,000	3,930,961
Hillsborough Cnty., FL Aviation Auth. RRB, Tampa Intl. Arpt., Ser. A, 5.50%, 10/01/2008	6,470,000	7,025,385
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020, (Insd. by FGIC)	4,095,000	4,592,706
Okaloosa Cnty., FL Arpt. RB, 6.00%, 10/01/2030	2,015,000	2,251,138
21,869,419
COMMUNITY DEVELOPMENT DISTRICT 0.4%
Indian Trace Dev. Dist., FL RB, Isles at Weston Proj., 5.50%, 05/01/2033	2,000,000	1,910,480
CONTINUING CARE RETIREMENT COMMUNITY 2.7%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.375%, 11/15/2004	140,000	145,757
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj., 7.00%, 12/01/2019	500,000	528,540
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Sr. Ser. A, 6.70%, 07/01/2021	5,000,000	4,547,300
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj.:
Ser. A, 5.25%, 11/15/2004	1,150,000	1,179,141
Ser. A, 5.75%, 11/15/2014	1,535,000	1,629,878
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,757,810
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,800,000	1,800,864
12,589,290
EDUCATION 9.8%
Broward Cnty., FL Edl. Facs. Auth. RB:
6.25%, 04/01/2013	2,955,000	3,470,648
6.25%, 04/01/2015	2,290,000	2,668,262
Broward Cnty., FL Sch. Board COP, 5.25%, 07/01/2019, (Insd. by MBIA)	3,820,000	4,258,421
Collier Cnty., FL Sch. Board COP, 5.375%, 02/15/2022, (Insd. by FSA)	7,585,000	8,317,483
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	10,000,000	11,471,900
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Ser. A, 5.75%, 04/01/2012, (Insd. by AMBAC)	2,950,000	3,475,690
Miami-Dade Cnty., FL Sch. Board COP, Ser. A, 5.875%, 10/01/2016, (Insd. by FSA)	3,190,000	3,706,238
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	2,530,000	2,950,385
Tampa, FL RB, Univ. Tampa Proj., 5.50%, 04/01/2012	1,100,000	1,259,709
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A, 6.125%, 10/15/2016	3,500,000	3,631,530
45,210,266
ELECTRIC REVENUE 6.4%
Gainesville, FL Util. Sys. RB:
Ser. B, 6.50%, 10/01/2013	4,800,000	6,088,176
Ser. B, 7.50%, 10/01/2008	3,000,000	3,692,580
Ser. B, 7.50%, 10/01/2009	3,000,000	3,783,870
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Kissimmee, FL Util. Auth. Elec. Sys. RB:
5.25%, 10/01/2016	$ 2,230,000	$ 2,539,791
5.25%, 10/01/2017	2,640,000	2,992,968
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First Lien, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	6,025,250
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	3,935,000	4,443,599
29,566,234
ESCROW 5.4%
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. 3, 5.30%, 10/01/2006	5,225,000	5,735,325
Ser. 3, 5.50%, 10/01/2008	5,785,000	6,642,048
Ser. 3, 5.70%, 10/01/2011	2,000,000	2,385,660
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,408,840
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,715,800
24,887,673
GENERAL OBLIGATION - LOCAL 1.6%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	4,000,000	5,163,280
Palm Beach Cnty., FL GO, 6.50%, 07/01/2010	1,880,000	2,311,140
7,474,420
GENERAL OBLIGATION - STATE 3.2%
Florida Board of Pub. Ed. GO, Ser. A, 5.00%, 06/01/2014	13,000,000	14,757,340
HOSPITAL 20.9%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,975,960
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	4,660,000	5,258,670
5.50%, 08/15/2014	3,730,000	4,115,197
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	10,000,000	11,037,100
Halifax, FL Hosp. Med. Ctr. Healthcare Facs. RB, 4.60%, 04/01/2008	1,080,000	1,162,490
Highlands, Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%, 11/15/2029	10,000,000	10,777,800
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group:
Ser. C, 5.75%, 08/15/2012	4,300,000	5,071,592
Ser. C, 5.75%, 08/15/2014	2,810,000	3,314,226
Ser. C, 5.75%, 08/15/2015	2,090,000	2,465,030
Medical Univ., SC Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.50%, 08/15/2032	5,635,000	6,023,984
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016, (LOC: SunTrust Banks, Inc.)	1,000,000	1,065,880
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,498,540
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	3,000,000	3,046,860
Orlando Regl. Healthcare Sys., Ser. 99-D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	9,324,521
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay So. Proj.:
5.00%, 10/01/2004	$ 850,000	$ 861,050
5.10%, 10/01/2005	930,000	941,523
5.20%, 10/01/2006	975,000	986,632
5.30%, 10/01/2007	1,000,000	1,011,720
John F. Kennedy Mem. Hosp., 9.50%, 08/01/2013	2,265,000	3,046,606
Palm Beach Cnty., FL IDRB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016,
(LOC: Allied Irish Bank plc)	2,000,000	2,312,640
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.75%, 11/15/2029	5,000,000	5,277,600
Polk Cnty., FL IDA RB, Winter Haven Hosp., 6.25%, 09/01/2015, (Insd. by MBIA)	6,250,000	6,369,000
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group, 5.75%, 11/15/2033	5,000,000	5,315,300
96,259,921
HOUSING 10.2%
Boynton Beach, FL MHRB, Clipper Cove Apts.:
5.75%, 01/01/2028	4,245,000	4,542,023
6.45%, 01/01/2027	1,500,000	1,670,475
Clearwater, FL Hsg. Auth. RB, 5.40%, 05/01/2013 #	1,275,000	1,391,713
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	5,045,000	5,453,393
Florida Hsg. Fin. Corp. RB:
6.20%, 08/01/2016	2,000,000	2,270,800
Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	2,195,000	2,385,636
Ser. 7, 6.00%, 01/01/2021, (Insd. by FSA)	3,440,000	3,596,657
Sunset Place Homeowner Mtge.:
Ser. 4-Pac, 5.15%, 10/01/2006	475,000	506,839
Ser. 4-Pac, 5.50%, 10/01/2009	455,000	490,190
Florida Hsg. Fin. Corp. RRB, Ser. E, 6.35%, 05/01/2026	1,365,000	1,414,850
Hialeah, FL Hsg. Auth. RRB, Patterson Pavilion, 5.15%, 05/01/2008	890,000	900,965
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	2,795,000	3,113,267
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
7.00%, 09/01/2031	945,000	969,277
7.125%, 03/01/2028	70,000	73,108
7.20%, 03/01/2033	445,000	465,768
Ser. A, 7.20%, 03/01/2027	1,300,000	1,398,891
Manatee Cnty., FL HFA Mtge. RRB:
Sub. Ser. 1, 7.00%, 11/01/2027	595,000	664,674
Sub. Ser. 1, 7.20%, 05/01/2028	1,475,000	1,629,049
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%,
01/01/2024	1,000,000	1,001,580
Orange Cnty., FL HFA RB, 5.625%, 09/01/2028	2,515,000	2,657,827
Pinellas Cnty., FL HFA MHRB, Emerald Bay Apts. Proj., Ser. A, 5.00%, 04/01/2028	3,240,000	3,519,903
Pinellas Cnty., FL HFA SFHRB:
7.25%, 09/01/2029	495,000	559,504
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pinellas Cnty., FL HFA SFHRB:
Multi-Cnty. Proj.:
Ser. A-1, 5.95%, 03/01/2030	$ 1,755,000	$ 1,801,823
Ser. A-1, 7.20%, 09/01/2029	1,505,000	1,673,410
Ser. C-1, 6.30%, 03/01/2029	2,710,000	2,802,492
46,954,114
INDUSTRIAL DEVELOPMENT REVENUE 6.2%
Escambia Cnty., FL PCRB, Champion International Corp. Proj.:
5.875%, 06/01/2022	5,230,000	5,304,423
6.40%, 09/01/2030	1,500,000	1,580,940
6.90%, 08/01/2022	8,500,000	8,833,370
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	12,713,969
28,432,702
MISCELLANEOUS REVENUE 4.1%
Florida Board of Ed. Lottery RB, Ser. B, 6.00%, 07/01/2014	5,000,000	6,011,100
Florida Muni. Loan Council RB:
Ser. B, 5.25%, 12/01/2015	2,170,000	2,485,453
Ser. B, 5.25%, 12/01/2016	2,240,000	2,551,696
Ser. B, 5.25%, 12/01/2019	1,610,000	1,801,590
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,848,980
Ser. B, 5.40%, 12/01/2015, (Insd. by FGIC)	1,620,000	1,822,857
Ser. E, 5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,347,950
18,869,626
PORT AUTHORITY 2.3%
Hillsborough Cnty., FL Port Dist. RB, Tampa Port Auth. Proj.:
Ser. A, 5.75%, 06/01/2015, (Insd. by MBIA)	1,010,000	1,159,732
Ser. A, 5.75%, 06/01/2016, (Insd. by MBIA)	1,060,000	1,212,269
Ser. A, 5.75%, 06/01/2017, (Insd. by MBIA)	1,115,000	1,271,758
Ser. A, 5.75%, 06/01/2018, (Insd. by MBIA)	1,175,000	1,335,728
Ser. A, 5.75%, 06/01/2019, (Insd. by MBIA)	1,240,000	1,403,978
Ser. A, 5.75%, 06/01/2020, (Insd. by MBIA)	1,305,000	1,467,747
Jacksonville, FL Port Auth. RB, 5.70%, 11/01/2030	2,375,000	2,679,142
10,530,354
PUBLIC FACILITIES 4.7%
Florida Division Bond Fin. Dept. RB, Dept. of Env. Preservation, 5.25%, 07/01/2007, (Insd. by MBIA)	6,500,000	7,104,695
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,991,740
Palm Beach Cnty., FL Pub. Impt. RRB, Convention Center Proj., 5.00%, 11/01/2030	9,000,000	10,305,540
21,401,975
RESOURCE RECOVERY 1.2%
Dade Cnty., FL Solid Wst. Sys. Spl. Obl. RB, 6.00%, 10/01/2006, (Insd. by AMBAC)	5,000,000	5,567,650
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 0.7%
Jacksonville, FL Excise Taxes RB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	$ 2,805,000	$ 3,242,804
SPECIAL TAX 1.1%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg.:
5.625%, 12/01/2009	2,000,000	2,075,280
5.80%, 12/01/2013	3,000,000	3,095,640
5,170,920
TOBACCO REVENUE 1.9%
Tobacco Settlement Fin. Corp. of New York:
5.50%, 06/01/2014	5,000,000	5,527,000
9.82%, 03/04/2004	2,500,000	3,027,000
8,554,000
TRANSPORTATION 1.2%
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,651,828
WATER & SEWER 2.9%
North Springs, FL Wtr. & Swr. RB, Ser. B, 6.50%, 10/01/2016	1,335,000	1,405,021
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5B, 5.75%, 08/01/2014	1,010,000	1,056,804
Unit Dev. No. 5D, 5.50%, 08/01/2015	500,000	516,350
Unit Dev. No. 9A, 7.20%, 08/01/2016	1,300,000	1,500,824
Unit Dev. No. 9B, 5.85%, 08/01/2013	835,000	881,551
Orlando, FL Util. Commission, Wtr. & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,808,160
Pembroke Pines, FL Cons. Util. Sys. RB, 6.25%, 09/01/2004, (Insd. by FGIC)	880,000	903,786
Polk Cnty., FL Util. Sys. RB, 5.25%, 10/01/2022	1,000,000	1,099,590
Stuart, FL Util. RB, 5.25%, 10/01/2022	1,115,000	1,226,043
13,398,129
Total Municipal Obligations		422,299,145

	Shares	Value

SHORT-TERM INVESTMENTS 7.7%
MUTUAL FUND SHARES 7.7%
Evergreen Institutional Municipal Money Market Fund ## (o)	35,429,107	35,429,107
Total Investments (cost $424,356,869) 99.4%		457,728,252
Other Assets and Liabilities 0.6%		2,892,341
Net Assets 100.0%		$ 460,620,593

#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Incorporated
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 29, 2004:

Florida	85.6%
South Carolina	3.8%
New York	1.9%
Puerto Rico	1.0%
Non-state specific	7.7%
Total	100.0%
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004  (unaudited)

Assets
Identified cost of securities	$ 424,356,869
Net unrealized gains on securities	33,371,383
Market value of securities	457,728,252
Receivable for Fund shares sold	383,081
Interest receivable	6,589,924
Prepaid expenses and other assets	57,244

Total assets	464,758,501

Liabilities
Dividends payable	1,159,706
Payable for securities purchased	1,418,565
Payable for Fund shares redeemed	1,477,630
Advisory fee payable	15,836
Distribution Plan expenses payable	6,282
Due to other related parties	5,820
Accrued expenses and other liabilities	54,069

Total liabilities	4,137,908

Net assets	$ 460,620,593

Net assets represented by
Paid-in capital	$ 455,715,738
Overdistributed net investment income	(153,855)
Accumulated net realized losses on securities	(28,312,673)
Net unrealized gains on securities	33,371,383

Total net assets	$ 460,620,593

Net assets consists of
Class A	$ 126,802,623
Class B	26,707,490
Class C	12,061,263
Class I	295,049,217

Total net assets	$ 460,620,593

Shares outstanding
Class A	13,198,821
Class B	2,780,126
Class C	1,255,439
Class I	30,713,245

Net asset value per share
Class A	$ 9.61
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.09
Class B	$ 9.61
Class C	$ 9.61
Class I	$ 9.61

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2004  (unaudited)

Investment income
Interest	$ 10,966,872

Expenses
Advisory fee	945,898
Distribution Plan expenses
Class A	186,181
Class B	137,352
Class C	56,408
Administrative services fee	225,093
Transfer agent fees	70,186
Trustees' fees and expenses	3,155
Printing and postage expenses	11,691
Custodian and accounting fees	58,556
Registration and filing fees	18,041
Professional fees	9,740
Other	9,615

Total expenses	1,731,916
Less: Expense reductions	(692)
Expense reimbursements	(2,813)

Net expenses	1,728,411

Net investment income	9,238,461

Net realized and unrealized gains or losses on securities
Net realized gains on securities	2,780,299
Net change in unrealized gains or losses on securities	11,766,405

Net realized and unrealized gains or losses on securities	14,546,704

Net increase in net assets resulting from operations	$ 23,785,165

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004		Year Ended
	(unaudited)		August 31, 2003

Operations
Net investment income		$ 9,238,461		$ 19,729,650
Net realized gains on securities		2,780,299		158,852
Net change in unrealized gains or losses on securities		11,766,405		(8,813,194)

Net increase in net assets resulting from operations		23,785,165		11,075,308

Distributions to shareholders from
Net investment income
Class A		(2,452,358)		(5,599,423)
Class B		(446,172)		(1,079,041)
Class C		(183,715)		(409,222)
Class I		(6,111,105)		(12,698,568)

Total distributions to shareholders		(9,193,350)		(19,786,254)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,262,992	11,971,127	2,691,660	25,503,398
Class B	95,287	903,572	878,202	8,332,970
Class C	206,746	1,963,830	807,710	7,665,701
Class I	3,872,827	36,738,111	7,754,799	73,552,760

		51,576,640		115,054,829

Net asset value of shares issued in reinvestment of distributions
Class A	111,788	1,061,715	253,196	2,396,133
Class B	23,952	227,436	58,276	551,499
Class C	8,123	77,145	16,711	158,119
Class I	10,534	100,021	19,487	184,644

		1,466,317		3,290,395

Automatic conversion of Class B shares to Class A shares
Class A	112,395	1,066,725	350,831	3,331,876
Class B	(112,395)	(1,066,725)	(350,831)	(3,331,876)

		0		0

Payment for shares redeemed
Class A	(1,546,894)	(14,667,827)	(4,007,012)	(37,815,567)
Class B	(408,664)	(3,855,582)	(646,598)	(6,122,181)
Class C	(197,058)	(1,860,338)	(618,947)	(5,854,956)
Class I	(4,035,573)	(38,211,644)	(6,590,312)	(62,402,468)

		(58,595,391)		(112,195,172)

Net increase (decrease) in net assets resulting from capital share transactions		(5,552,434)		6,150,052

Total increase (decrease) in net assets		9,039,381		(2,560,894)

Net assets
Beginning of period		451,581,212		454,142,106

End of period		$ 460,620,593		$ 451,581,212

Overdistributed net investment income		$ (153,855)		$ (198,966)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended February 29, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,813. Total amounts subject to recoupment as of February 29, 2004 were $6,846.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $73,331,716 and $95,566,385, respectively, for the six months ended February 29, 2004.

On February 29, 2004, the aggregate cost of securities for federal income tax purposes was $424,356,869. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,464,326 and $92,943, respectively, with a net unrealized appreciation of $33,371,383.

As of August 31, 2003, the Fund had $31,092,972 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2004	2008	2009	2010	2011

$1,089,463	$7,387,972	$17,071,351	$496,784	$5,047,402

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 29, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. SUBSEQUENT EVENT

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.42% and declining to 0.27% as the average daily net assets of the Fund increases.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565568 rv1     4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Georgia Municipal Bond Fund

Evergreen Georgia Municipal Bond Fund: Semiannual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Georgia Municipal Bond Fund, which covers the six-month period ended February 29, 2004.

After a summer of extraordinary volatility in the fixed income markets, investors in municipal securities enjoyed a refreshing turnaround over the past six months. The unusual combination of an accommodative monetary policy and a strengthening economy enabled many state budgets to improve their financial condition as tax receipts increased. In addition, many municipal bonds also offered investors attractive valuations relative to Treasuries, and the result was a period of stable growth for many investors.

The period began on the heels of a dramatic swing in interest rates. The Federal Reserve's mixed messages of deflation fears with forecasts for solid economic growth had sent interest rates in a tailspin throughout the summer months, and the yield curve was only beginning to stabilize in September. Assurances from central bankers that rates would remain low for the foreseeable future provided the stable backdrop for the fixed income markets. Indeed, in an attempt to improve clarity for the financial markets, monetary policymakers continually reinforced their new mantra, that rates would remain low for a "considerable period."

Despite economic growth of more than 6% in the second half of 2003, the Fed kept true to its word. While the Gross Domestic Product was accelerating, inflation was low and

1

LETTER TO SHAREHOLDERS continued

payroll growth continued to disappoint. Evidently, the massive investment in technology over the previous decade has resulted in efficiencies never before experienced by U.S. business or government. This confluence of events resulted in a steepening yield curve, which enabled many investors in the municipal market to increase the potential for higher returns in longer maturities without incurring substantial risks. Moreover, as foreign central bank intervention in defense of the dollar caused many Treasuries to periodically become expensive, the municipal market largely enjoyed attractive relative valuations for issues with similar durations.

Many municipal bond investors remain concerned about the changes in the new tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of municipal securities. Even in the event of slightly lower issuance in the future, we believe the combination of asset allocation needs and the income exemption will provide the municipal market with sufficient demand going forward. More dollars chasing fewer bonds tends to be a favorable outcome for fixed income investors.

Another concern for many investors in the municipal market involves the poor financial condition of many state and local governments. We strongly believe that economic growth is a cure for many of these ails. As economic growth expands, and tax receipts continue to increase, we believe the financials of many issuers will strengthen accordingly. For example, the federal budget deficit in fiscal 2003 ending September was approximately $75 billion below forecasts as solid economic growth produced higher than projected receipts. And states,

2

LETTER TO SHAREHOLDERS continued

whose projected deficits were estimated to exceed $70 billion last year, have now whittled that amount down by more than half, according to several estimates.

In this environment, proper diversification within the fixed income markets may continue to play a significant role for long-term portfolios. We believe that those investors who consider municipal securities within their allocation may be better able to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

Charles E. Jeanne, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

6-month return with sales charge	0.53%	0.14%	4.14%	N/A

6-month return w/o sales charge	5.51%	5.14%	5.14%	5.67%

Average annual return*

1 year with sales charge	-0.17%	-0.90%	3.10%	N/A

1 year w/o sales charge	4.84%	4.10%	4.10%	5.15%

5 year	3.90%	3.79%	4.61%	5.18%

10 year	5.06%	4.80%	5.42%	5.84%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please go to www.EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.10	$10.24	$10.19	$9.75	$9.78	$10.35
Income from investment operations
Net investment income	0.19	0.40	0.45	0.48	0.49	0.49
Net realized and unrealized gains or losses on securities	0.36	-0.14	0.05	0.44	-0.03	-0.53
Total from investment operations	0.55	0.26	0.50	0.92	0.46	-0.04
Distributions to shareholders from
Net investment income	-0.19	-0.40	-0.45	-0.48	-0.49	-0.49
Net realized gains	0	0	0	0	0	-0.04
Total distributions to shareholders	-0.19	-0.40	-0.45	-0.48	-0.49	-0.53
Net asset value, end of period	$10.46	$10.10	$10.24	$10.19	$9.75	$9.78
Total return[1]	5.51%	2.49%	5.11%	9.65%	4.92%	-0.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$21,459	$20,806	$18,570	$10,577	$7,055	$4,358
Ratios to average net assets
Expenses[2]	0.90%[3]	0.89%	0.80%	0.77%	0.67%	0.51%
Net investment income	3.79%[3]	3.82%	4.43%	4.77%	5.10%	4.76%
Portfolio turnover rate	18%	20%	10%	26%	41%	34%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.10	$10.24	$10.19	$9.75	$9.78	$10.35
Income from investment operations
Net investment income	0.16	0.32	0.38	0.40	0.42	0.41
Net realized and unrealized gains or losses on securities	0.36	-0.14	0.05	0.44	-0.03	-0.53
Total from investment operations	0.52	0.18	0.43	0.84	0.39	-0.12
Distributions to shareholders from
Net investment income	-0.16	-0.32	-0.38	-0.40	-0.42	-0.41
Net realized gains	0	0	0	0	0	-0.04
Total distributions to shareholders	-0.16	-0.32	-0.38	-0.40	-0.42	-0.45
Net asset value, end of period	$10.46	$10.10	$10.24	$10.19	$9.75	$9.78
Total return[1]	5.14%	1.74%	4.33%	8.83%	4.14%	-1.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$18,549	$18,053	$17,575	$15,845	$12,796	$14,244
Ratios to average net assets
Expenses[2]	1.60%[3]	1.62%	1.55%	1.52%	1.40%	1.26%
Net investment income	3.08%[3]	3.09%	3.70%	4.03%	4.34%	4.01%
Portfolio turnover rate	18%	20%	10%	26%	41%	34%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS C		2003	2002[1]
Net asset value, beginning of period	$10.10	$10.24	$9.87
Income from investment operations
Net investment income	0.16	0.32	0.16
Net realized and unrealized gains or losses on securities	0.36	-0.14	0.37
Total from investment operations	0.52	0.18	0.53
Distributions to shareholders from
Net investment income	-0.16	-0.32	-0.16
Net asset value, end of period	$10.46	$10.10	$10.24
Total return[2]	5.14%	1.74%	5.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,742	$2,867	$410
Ratios to average net assets
Expenses[3]	1.60%[4]	1.62%	1.55%[4]
Net investment income	3.08%[4]	3.04%	3.02%[4]
Portfolio turnover rate	18%	20%	10%

[1]   For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.10	$10.24	$10.19	$9.75	$9.78	$10.35
Income from investment operations
Net investment income	0.21	0.42	0.48	0.50	0.51	0.51
Net realized and unrealized gains or losses on securities	0.36	-0.14	0.05	0.44	-0.03	-0.53
Total from investment operations	0.57	0.28	0.53	0.94	0.48	-0.02
Distributions to shareholders from
Net investment income	-0.21	-0.42	-0.48	-0.50	-0.51	-0.51
Net realized gains	0	0	0	0	0	-0.04
Total distributions to shareholders	-0.21	-0.42	-0.48	-0.50	-0.51	-0.55
Net asset value, end of period	$10.46	$10.10	$10.24	$10.19	$9.75	$9.78
Total return	5.67%	2.76%	5.37%	9.92%	5.18%	-0.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$187,413	$193,141	$197,295	$64,358	$63,689	$71,992
Ratios to average net assets
Expenses[2]	0.60%[3]	0.62%	0.54%	0.52%	0.40%	0.26%
Net investment income	4.08%[3]	4.09%	4.61%	5.04%	5.34%	5.02%
Portfolio turnover rate	18%	20%	10%	26%	41%	34%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
COMMUNITY DEVELOPMENT DISTRICT 0.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$ 750,000	$ 780,982
CONTINUING CARE RETIREMENT COMMUNITY 2.0%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Court Proj., 6.20%, 10/01/2019	995,000	1,054,541
Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	1,435,000	1,412,198
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates: Ser. C, 6.75%, 11/15/2015	1,000,000	1,038,650
Ser. C, 7.25%, 11/15/2029	1,000,000	1,077,410
4,582,799
EDUCATION 8.1%
Atlanta, GA Dev. Auth. RB, TUFF ATDC LLC Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,869,416
Atlanta, GA Downtown Dev. Auth. RB, GSU Sch. of Music Proj., 6.75%, 11/01/2014	1,500,000	1,584,930
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%, 12/01/2010, (Insd. by MBIA)	510,000	557,864
DeKalb Cnty., GA Dev. Auth. RB, Unrefunded Emory Univ. Proj. A, 6.00%, 10/01/2014	780,000	817,471
Fayette Cnty., GA Sch. Dist. RRB, 4.625%, 03/01/2011	500,000	551,505
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj.:
Ser. A, 5.75%, 11/01/2013	1,200,000	1,423,764
Ser. A, 5.75%, 11/01/2017	1,950,000	2,277,347
TUFF Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,116,860
Georgia Private Colleges & Univ. Auth. RB:
Agnes Scott College Proj., 5.625%, 06/01/2023	1,000,000	1,023,060
Emory Univ. Proj.:
Ser. A, 5.50%, 11/01/2019	500,000	568,500
Ser. A, 5.50%, 11/01/2025	2,790,000	3,071,092
Ser. A, 5.75%, 11/01/2012	1,000,000	1,179,100
Ser. A, 5.75%, 11/01/2017	1,000,000	1,172,520
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	536,155
18,749,584
ELECTRIC REVENUE 3.7%
Georgia Muni. Elec. Auth. Pwr. RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,251,760
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	551,792
Georgia Muni. Elec. Auth. Pwr. RRB:
Sub-Proj. 1, Ser. B, 5.00%, 01/01/2009, (Insd. by AMBAC)	5,000,000	5,569,250
Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,155,120
8,527,922
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 10.9%
Carrollton, GA GO, Georgia Sch. Aid Intercept Program, 3.75%, 07/01/2008	$ 580,000	$ 619,527
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	146,116
Cherokee Cnty., GA Sch. Sys. GO, Georgia Sch. Aid Intercept Program, 5.00%, 02/01/2013	1,500,000	1,704,090
Clayton Cnty., GA Dev. Auth. RB, TUFF Archives Proj.:
Ser. A, 5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,312,962
Ser. A, 5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,428,496
Columbia Cnty., GA GO, 5.625%, 02/01/2017, (Insd. by MBIA)	250,000	284,657
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,423,548
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,344,034
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	590,735
Forsyth Cnty., GA GO:
5.25%, 03/01/2015	1,000,000	1,153,780
5.50%, 03/01/2020	1,000,000	1,177,970
6.125%, 03/01/2017	1,000,000	1,212,700
Forsyth Cnty., GA Sch. Dist. GO:
6.00%, 02/01/2014	1,000,000	1,196,050
6.75%, 07/01/2016	2,000,000	2,577,420
Fulton Cnty., GA Sch. Dist. GO:
5.25%, 01/01/2014	2,060,000	2,391,454
5.25%, 01/01/2015	1,000,000	1,156,740
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	750,000	805,590
Henry Cnty., GA Sch. Dist. GO:
6.45%, 08/01/2011	1,000,000	1,206,130
Ser. A, 5.125%, 08/01/2014	1,000,000	1,128,800
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	574,745
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,196,000
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	525,000	576,198
25,207,742
GENERAL OBLIGATION - STATE 7.0%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,193,547
Ser. B, 5.75%, 03/01/2010	1,000,000	1,181,200
Ser. B, 7.20%, 03/01/2006	1,005,000	1,121,540
Ser. C, 5.00%, 07/01/2009	1,000,000	1,137,720
Ser. C, 6.00%, 07/01/2012	1,970,000	2,364,453
Ser. C, 6.25%, 08/01/2011	1,140,000	1,404,914
Ser. C, 6.50%, 04/01/2006	500,000	553,430
Ser. C, 7.25%, 07/01/2004	765,000	781,302
Ser. C, 7.25%, 07/01/2005	1,000,000	1,081,970
Ser. C, 7.25%, 07/01/2008	1,750,000	2,125,935
Ser. D, 6.80%, 08/01/2005	2,000,000	2,161,040
16,107,051
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 8.9%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	$ 500,000	$ 538,780
Coffee Cnty., GA Hosp. Auth. RB, Regl. Med. Ctr.:
Ser. A, 6.75%, 12/01/2016	1,600,000	1,670,016
Ser. A, 6.75%, 12/01/2026	1,500,000	1,537,965
Floyd Cnty., GA Hosp. Auth. RB, Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	1,026,217
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast Georgia Hlth. Sys., Inc. Proj.: 5.50%, 05/15/2021	500,000	523,890
6.00%, 05/15/2014, (Insd. by MBIA)	2,340,000	2,737,379
Glynn-Brunswick, GA Mem. Hosp. Auth. RB, Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	2,050,000	2,294,483
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,478,578
Macon Bibb Cnty., GA Hosp. Auth. RB, Med. Ctr. of Georgia, Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,161,710
Med. Ctr. Hosp. Auth. of Georgia RB, Columbus Regl. Healthcare Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,377,180
Newnan, GA Hosp. Auth. RAN, Newnan Hosp., Inc., 5.50%, 01/01/2017	2,570,000	2,928,592
Tift Cnty., GA Hosp. Auth. RB, 5.25%, 12/01/2017, (Insd. by AMBAC)	1,965,000	2,192,763
20,467,553
HOUSING 6.3%
Clayton Cnty., GA Hsg. Auth. MHRB, Park Walk Apts., Ltd., 7.125%, 12/01/2025, (Coll. by FNMA)	500,000	517,165
DeKalb Cnty., GA Hsg. Auth. MHRB:
Lakes at Indian Creek Proj., 7.15%, 01/01/2025, (Insd. by FSA)	500,000	516,260
North Hill Apts. Proj., 6.625%, 01/01/2005, (Coll. by FNMA)	1,355,000	1,404,430
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,758,524
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,198,195
Sub. Ser. C-2, 5.80%, 12/01/2021	1,000,000	1,056,540
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	763,963
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	630,974
Gwinnett Cnty., GA Hsg. Auth. MHRRB, Singleton Oxford Associates, 5.50%, 04/01/2006	1,775,000	1,816,003
14,662,054
INDUSTRIAL DEVELOPMENT REVENUE 2.4%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.375%, 04/01/2021	1,000,000	1,070,020
Cartersville, GA Dev. Auth. RB, Wtr. & Wstwtr. Facs., 7.40%, 11/01/2010	1,120,000	1,399,675
Louisa, VA IDA Solid Wst. & Sewage Disposal RB, VA Elec. & Pwr. Proj., Ser. A, 3.40%, 03/01/2031 #	3,000,000	3,000,000
5,469,695
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 6.5%
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	$ 1,825,000	$ 2,109,663
Gainesville, GA Wtr. & Swr. RB, 5.50%, 11/15/2014, (Insd. by FSA)	2,015,000	2,346,951
Georgia Muni. Assn., Inc. COP, City Court Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,490,832
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,533,797
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,843,775
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,651,033
14,976,051
MISCELLANEOUS REVENUE 0.2%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	572,065
POWER 1.7%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.00%, 10/01/2032 VRDN	4,000,000	4,000,000
PRE-REFUNDED 17.0%
Atlanta, GA Arpt. Facs. RRB:
Ser. A, 6.50%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,190,440
Ser. A, 6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,554,839
Ser. A, 6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,439,700
Atlanta, GA Wtr. & Swr. RB, 6.00%, 01/01/2006, (Insd. by FGIC)	2,000,000	2,172,260
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.75%, 07/01/2020	1,570,000	1,769,045
College Park, GA Business & IDA RB, Civic Ctr. Proj.:
Ser. A, 5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,175,380
Ser. A, 5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,728,264
Columbia Cnty., GA Wtr. & Swr. RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,461,348
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,522,238
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,692,728
Conyers, GA Wtr. & Swr. ETM RB, Ser. A, 6.60%, 07/01/2015, (Insd. by AMBAC)	1,000,000	1,038,000
DeKalb Cnty., GA Dev. Auth. RB, Emory Univ. Proj. A, 6.00%, 10/01/2014	2,295,000	2,409,222
DeKalb Cnty., GA Sch. Dist. GO:
5.60%, 07/01/2008	1,000,000	1,039,790
Ser. A, 6.25%, 07/01/2010	2,000,000	2,440,040
Ser. A, 6.25%, 07/01/2011	500,000	615,640
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%, 06/01/2017	550,000	674,504
Fayette Cnty., GA Sch. Dist. ETM GO, Georgia Sch. Intercept Program, 6.25%, 03/01/2005	1,600,000	1,683,744
Fayette Cnty., GA Sch. Dist. GO:
6.125%, 03/01/2015	600,000	612,342
6.25%, 03/01/2006	2,200,000	2,416,722
Forsyth Cnty., GA Wtr. & Swr. Auth. RB, 6.25%, 04/01/2017	1,000,000	1,221,870
Fulton Cnty., GA Wtr. & Swr. ETM RB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	480,784
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Hall Cnty., GA Sch. Dist. GO:
6.45%, 12/01/2009, (Insd. by AMBAC)	$ 1,210,000	$ 1,284,233
6.70%, 12/01/2014, (Insd. by AMBAC)	500,000	531,620
Middle, GA Coliseum Auth. RB, Coliseum Proj., Ser. A, 5.375%, 07/01/2014	1,000,000	1,035,210
Rockdale Cnty., GA Sch. Dist. RB:
6.20%, 01/01/2006	1,000,000	1,063,260
6.30%, 01/01/2007	1,500,000	1,596,135
Washington Cnty., GA Sch. Dist. GO, 6.875%, 01/01/2014, (Insd. by AMBAC)	1,300,000	1,389,596
39,238,954
PUBLIC FACILITIES 3.2%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj., Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	1,000,000	1,099,360
Butts Cnty., GA COP, 6.75%, 12/01/2014, (Insd. by MBIA)	300,000	318,447
Cobb-Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,464,475
Dalton, GA Bldg. Auth. RB, 5.00%, 07/01/2005	1,000,000	1,052,030
Fulton Cnty., GA Facs. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,140,110
Richmond Cnty., GA Pub. Facs., Inc. COP, Cnty. Board Ed. Proj., 6.10%, 11/01/2020, (Insd. by AMBAC)	2,000,000	2,382,860
7,457,282
SPECIAL TAX 0.5%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,038,640
TOBACCO REVENUE 2.0%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	4,785,000	4,560,536
TRANSPORTATION 3.0%
Metro. Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	2,000,000	2,435,880
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RRB, Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	4,000,000	4,571,840
7,007,720
WATER & SEWER 15.9%
Athens-Clarke Cnty., GA Unified Govt. Wtr. & Swr. RRB, 4.00%, 01/01/2005	255,000	261,413
Atlanta, GA Wtr. & Wstwtr. RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,128,680
Augusta, GA Wtr. & Swr. RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,513,813
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,213,224
Clayton Cnty., GA Wtr. Auth., Wtr. & Swr. RB:
5.00%, 05/01/2013	1,760,000	1,978,856
5.625%, 05/01/2020	2,000,000	2,256,000
6.25%, 05/01/2016	2,000,000	2,402,420
Cobb Cnty. & Marietta, GA Wtr. Auth. RB, 5.25%, 11/01/2021	1,000,000	1,113,610
Cobb Cnty., GA Wtr. & Swr. RRB, 5.125%, 07/01/2008	1,000,000	1,033,630
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Coweta Cnty., GA Dev. Auth. RB, Newman Wtr. Sewage & Light Commission Proj., 5.75%, 01/01/2015, (Insd. by AMBAC)	$ 2,000,000	$ 2,317,720
DeKalb Cnty., GA Wtr. & Swr. RB:
5.375%, 10/01/2018	1,000,000	1,128,360
5.375%, 10/01/2019	1,000,000	1,122,400
5.375%, 10/01/2020	1,000,000	1,120,220
5.625%, 10/01/2017 ##	5,020,000	5,817,276
Fulton Cnty., GA Wtr. & Swr. RRB, 6.25%, 01/01/2006, (Insd. by FGIC)	1,420,000	1,546,579
Gainesville, GA Wtr. & Swr. RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,159,170
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, 5.00%, 08/01/2017	2,000,000	2,195,240
Henry Cnty., GA Wtr. & Swr. Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	1,000,000	1,119,990
Jackson Cnty., GA Wtr. & Swr. Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	1,530,000	1,791,630
Newnan, GA Wtr. & Swr. Cmnty. Pub. Utils. RB, 4.50%, 01/01/2011	200,000	221,168
Peachtree City, GA Wtr. & Swr. Auth. Swr. Sys. RB, Ser. A, 5.45%, 03/01/2017	300,000	333,144
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	750,000	812,183
5.30%, 07/01/2018	1,250,000	1,272,937
36,859,663
Total Municipal Obligations		230,266,293

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund (o)	1,281,309	1,281,309
Total Investments (cost $212,441,869) 100.2%		231,547,602
Other Assets and Liabilities (0.2%)		(383,812)
Net Assets 100.0%		$ 231,163,790

#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Authority	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	MHRRB	Multifamily Housing Refunding Revenue Bond
ETM	Escrowed to Maturity	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RAN	Revenue Anticipation Note
FHA	Federal Housing Authority	RB	Revenue Bond
FNMA	Federal National Mortgage Association	RHA	Residential Housing Association
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	TUFF	The University Financing Foundation, Inc.
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Note
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

The following table shows the percent of total investments by geographic location as of February 29, 2004:
Georgia	90.3%
Puerto Rico	3.0%
South Carolina	2.6%
Virginia	1.5%
U.S. Virgin Islands	1.4%
Florida	0.5%
Maryland	0.3%
Non-state specific	0.4%
Total	100.0%
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004  (unaudited)

Assets
Identified cost of securities	$ 212,441,869
Net unrealized gains on securities	19,105,733

Market value of securities	231,547,602
Receivable for Fund shares sold	475,877
Interest receivable	2,963,472
Prepaid expenses and other assets	23,236

Total assets	235,010,187

Liabilities
Dividends payable	599,779
Payable for securities purchased	3,000,000
Payable for Fund shares redeemed	209,352
Advisory fee payable	8,020
Distribution Plan expenses payable	2,337
Due to other related parties	3,528
Accrued expenses and other liabilities	23,381

Total liabilities	3,846,397

Net assets	$ 231,163,790

Net assets represented by
Paid-in capital	$ 215,256,627
Overdistributed net investment income	(106,015)
Accumulated net realized losses on securities	(3,092,555)
Net unrealized gains on securities	19,105,733

Total net assets	$ 231,163,790

Net assets consists of
Class A	$ 21,458,667
Class B	18,549,276
Class C	3,742,450
Class I	187,413,397

Total net assets	$ 231,163,790

Shares outstanding
Class A	2,050,518
Class B	1,772,509
Class C	357,616
Class I	17,908,842

Net asset value per share
Class A	$ 10.46
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.98
Class B	$ 10.46
Class C	$ 10.46
Class I	$ 10.46

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2004  (unaudited)

Investment income
Interest	$ 5,443,202

Expenses
Advisory fee	487,300
Distribution Plan expenses
Class A	30,629
Class B	90,328
Class C	14,714
Administrative services fee	115,962
Transfer agent fees	20,504
Trustees' fees and expenses	1,379
Printing and postage expenses	11,529
Custodian and accounting fees	30,166
Registration and filing fees	15,973
Professional fees	10,116
Interest expense	120
Other	3,511

Total expenses	832,231
Less: Expense reductions	(298)
Expense reimbursements	(610)

Net expenses	831,323

Net investment income	4,611,879

Net realized and unrealized gains or losses on securities
Net realized gains on securities	313,952
Net change in unrealized gains or losses on securities	7,906,776

Net realized and unrealized gains or losses on securities	8,220,728

Net increase in net assets resulting from operations	$ 12,832,607

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004		Year Ended
	(unaudited)		August 31, 2003

Operations
Net investment income		$ 4,611,879		$ 9,551,984
Net realized gains or losses on securities		313,952		(421,528)
Net change in unrealized gains or losses on securities		7,906,776		(2,834,889)

Net increase in net assets resulting from operations		12,832,607		6,295,567

Distributions to shareholders from
Net investment income
Class A		(384,096)		(812,885)
Class B		(276,337)		(589,967)
Class C		(44,841)		(53,725)
Class I		(3,867,434)		(8,133,495)

Total distributions to shareholders		(4,572,708)		(9,590,072)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	217,218	2,242,283	774,593	7,928,043
Class B	54,464	561,000	425,518	4,388,606
Class C	123,604	1,280,789	258,604	2,645,087
Class I	1,816,224	18,711,996	4,047,696	41,683,657

		22,796,068		56,645,393

Net asset value of shares issued in reinvestment of distributions
Class A	22,390	231,324	51,065	524,897
Class B	17,772	183,691	38,586	396,695
Class C	2,832	29,269	3,864	39,710
Class I	16,220	167,653	37,131	381,810

		611,937		1,343,112

Automatic conversion of Class B shares to Class A shares
Class A	8,480	87,890	114,859	1,183,079
Class B	(8,480)	(87,890)	(114,859)	(1,183,079)

		0		0

Payment for shares redeemed
Class A	(256,930)	(2,642,465)	(693,887)	(7,117,210)
Class B	(78,085)	(803,681)	(278,032)	(2,841,710)
Class C	(52,595)	(540,179)	(18,746)	(191,267)
Class I	(3,040,572)	(31,383,515)	(4,226,657)	(43,527,663)

		(35,369,840)		(53,677,850)

Net increase (decrease) in net assets resulting from capital share transactions		(11,961,835)		4,310,655

Total increase (decrease) in net assets		(3,701,936)		1,016,150
Net assets
Beginning of period		234,865,726		233,849,576

End of period		$ 231,163,790		$ 234,865,726

Overdistributed net investment income		$ (106,015)		$ (145,186)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended February 29, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $610. Total amounts subject to recoupment as of February 29, 2004 were $603.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $41,306,857 and $49,048,312, respectively, for the six months ended February 29, 2004.

On February 29, 2004, the aggregate cost of securities for federal income tax purposes was $212,441,869. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,129,346 and $23,613, respectively, with a net unrealized appreciation of $19,105,733.

As of August 31, 2003, the Fund had $2,885,253 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 863,799	$ 1,413,932	$ 284,582	$ 322,940

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2003, the Fund incurred and elected to defer post-October losses of $521,254.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 29, 2004, the Fund had average borrowings outstanding of $7,878 on an annualized basis at a rate of 1.52% and paid interest of $120.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. SUBSEQUENT EVENT

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.42% and declining to 0.27% as the average daily net assets of the Fund increases.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565569 rv1   4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Maryland Municipal Bond Fund

Evergreen Maryland Municipal Bond Fund: Semiannual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Maryland Municipal Bond Fund, which covers the 6-month period ended February 29, 2004.

After a summer of extraordinary volatility in the fixed income markets, investors in municipal securities enjoyed a refreshing turnaround over the past six months. The unusual combination of an accommodative monetary policy and a strengthening economy enabled many state budgets to improve as tax receipts increased. In addition, many municipal bonds also offered investors attractive valuations relative to Treasuries, and the result was a period of stable growth for many investors.

The period began on the heels of a dramatic swing in interest rates. The Federal Reserve's mixed messages of deflation fears with forecasts for solid economic growth had sent interest rates in a tailspin throughout the summer months, and the yield curve was only beginning to stabilize in September. Assurances from central bankers that rates would remain low for the foreseeable future provided the stable backdrop for the fixed income markets. Indeed, in an attempt to improve clarity for the financial markets, monetary policymakers continually reinforced their new mantra, that rates would remain low for a "considerable period."

Despite economic growth of more than 6% in the second half of 2003, the Fed kept true to its word. While the GDP was accelerating, inflation

1

LETTER TO SHAREHOLDERS continued

was low and payroll growth continued to disappoint. Evidently, the massive investment in technology over the previous decade has resulted in efficiencies never before experienced by U.S. business or government. This confluence of events resulted in a steepening yield curve, which enabled many investors in the municipal market to increase the potential for higher returns in longer maturities without incurring substantial risks. Moreover, as foreign central bank intervention in defense of the dollar caused many Treasuries to periodically become expensive, the municipal market largely enjoyed attractive relative valuations for issues with similar durations.

Many municipal bond investors remain concerned about the changes in the new tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of municipal securities. Even in the event of slightly lower issuance in the future, we believe the combination of asset allocation needs and the income exemption will provide the municipal market with sufficient demand going forward. More dollars chasing fewer bonds tends to be a favorable outcome for fixed income investors.

Another concern for many investors in the municipal market involves the poor financial condition of many state and local governments. We strongly believe that economic growth is a cure for many of these ails. As economic growth expands, and tax receipts continue to increase, we believe the financials of many issuers will strengthen accordingly. For example, the federal budget deficit in fiscal 2003 ending September was approximately $75 billion below forecasts as solid economic growth produced higher than projected receipts. And states,

2

LETTER TO SHAREHOLDERS continued

whose projected deficits were estimated to exceed $70 billion last year, have now whittled that amount down by more than half, according to several estimates.

In this environment, proper diversification within the fixed income markets may continue to play a significant role for long-term portfolios. We believe that those investors who consider municipal securities within their allocation may be better able to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

Keith D. Lowe, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

6-month return with sales charge	-0.30%	-0.64%	3.36%	N/A

6-month return w/o sales charge	4.72%	4.36%	4.36%	4.87%

Average annual return*

1 year with sales charge	-0.68%	-1.45%	2.55%	N/A

1 year w/o sales charge	4.29%	3.55%	3.55%	4.59%

5 year	3.63%	3.52%	3.86%	4.90%

10 year	4.14%	4.26%	4.36%	4.91%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please go to www.evergreeninvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.93	$11.13	$11.00	$10.57	$10.58	$11.16
Income from investment operations
Net investment income	0.25	0.46	0.46	0.48	0.49	0.47
Net realized and unrealized gains or losses on securities	0.26	-0.20	0.13	0.44	-0.01	-0.49
Total from investment operations	0.51	0.26	0.59	0.92	0.48	-0.02
Distributions to shareholders from
Net investment income	-0.21	-0.46	-0.46	-0.49	-0.49	-0.47
Net realized gains	0	0	0	0	0	-0.09
Total distributions to shareholders	-0.21	-0.46	-0.46	-0.49	-0.49	-0.56
Net asset value, end of period	$11.23	$10.93	$11.13	$11.00	$10.57	$10.58
Total return[1]	4.72%	2.30%	5.56%	8.91%	4.74%	-0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,572	$22,806	$23,224	$22,771	$21,419	$23,114
Ratios to average net assets
Expenses[2]	1.04%[3]	0.95%	0.94%	0.83%	0.81%	0.79%
Net investment income	3.85%[3]	4.09%	4.24%	4.49%	4.73%	4.27%
Portfolio turnover rate	12%	24%	20%	6%	45%	40%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.93	$11.13	$11.00	$10.57	$10.58	$11.16
Income from investment operations
Net investment income	0.20	0.38	0.38	0.40	0.41	0.39
Net realized and unrealized gains or losses on securities	0.27	-0.21	0.13	0.44	-0.01	-0.49
Total from investment operations	0.47	0.17	0.51	0.84	0.40	-0.10
Distributions to shareholders from
Net investment income	-0.17	-0.37	-0.38	-0.41	-0.41	-0.39
Net realized gains	0	0	0	0	0	-0.09
Total distributions to shareholders	-0.17	-0.37	-0.38	-0.41	-0.41	-0.48
Net asset value, end of period	$11.23	$10.93	$11.13	$11.00	$10.57	$10.58
Total return[1]	4.36%	1.55%	4.77%	8.10%	3.96%	-1.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,497	$11,028	$9,161	$5,566	$3,489	$3,440
Ratios to average net assets
Expenses[2]	1.75%[3]	1.68%	1.69%	1.59%	1.56%	1.55%
Net investment income	3.15%[3]	3.35%	3.48%	3.70%	3.98%	3.49%
Portfolio turnover rate	12%	24%	20%	6%	45%	40%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS C		2003	2002	2001	2000	1999[1]
Net asset value, beginning of period	$10.93	$11.13	$11.00	$10.57	$10.58	$11.11
Income from investment operations
Net investment income	0.20	0.37	0.38	0.41	0.41	0.26
Net realized and unrealized gains or losses on securities	0.27	-0.20	0.13	0.43	-0.01	-0.53
Total from investment operations	0.47	0.17	0.51	0.84	0.40	-0.27
Distributions to shareholders from
Net investment income	-0.17	-0.37	-0.38	-0.41	-0.41	-0.26
Net asset value, end of period	$11.23	$10.93	$11.13	$11.00	$10.57	$10.58
Total return[2]	4.36%	1.55%	4.77%	8.10%	3.96%	-2.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,784	$4,109	$3,132	$1,309	$56	$30
Ratios to average net assets
Expenses[3]	1.75%[4]	1.68%	1.69%	1.60%	1.56%	1.55%[4]
Net investment income	3.13%[4]	3.34%	3.47%	3.42%	4.00%	3.51%[4]
Portfolio turnover rate	12%	24%	20%	6%	45%	40%

[1]   For the period from December 23, 1998 (commencement of class operations), to August 31, 1999.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.93	$11.13	$11.00	$10.57	$10.58	$11.16
Income from investment operations
Net investment income	0.27	0.49	0.49	0.51	0.52	0.50
Net realized and unrealized gains or losses on securities	0.26	-0.20	0.13	0.44	-0.01	-0.49
Total from investment operations	0.53	0.29	0.62	0.95	0.51	0.01
Distributions to shareholders from
Net investment income	-0.23	-0.49	-0.49	-0.52	-0.52	-0.50
Net realized gains	0	0	0	0	0	-0.09
Total distributions to shareholders	-0.23	-0.49	-0.49	-0.52	-0.52	-0.59
Net asset value, end of period	$11.23	$10.93	$11.13	$11.00	$10.57	$10.58
Total return	4.87%	2.57%	5.82%	9.18%	5.00%	-0.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$41,557	$37,036	$33,007	$23,720	$18,565	$13,190
Ratios to average net assets
Expenses[2]	0.75%[3]	0.68%	0.69%	0.59%	0.56%	0.55%
Net investment income	4.15%[3]	4.36%	4.47%	4.74%	4.99%	4.55%
Portfolio turnover rate	12%	24%	20%	6%	45%	40%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.2%
COMMUNITY DEVELOPMENT DISTRICT 3.8%
Frederick Cnty., MD Spl. Obl. RB:
Urbana CDA, 6.625%, 07/01/2025	$ 1,000,000	$ 1,041,310
Urbana CDD, 6.25%, 07/01/2010	500,000	514,325
Howard Cnty., MD RB, Pub. Impt. Proj. Ser. A:
5.00%, 08/15/2018	250,000	287,743
5.00%, 08/15/2019	1,000,000	1,150,970
2,994,348
CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	480,000	472,373
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill, Ser. A,
6.00%, 01/01/2015	350,000	373,019
845,392
EDUCATION 5.1%
Annapolis, MD EDA RB, St. John's College Facs., 5.50%, 10/01/2018	1,230,000	1,283,074
Baltimore, MD Board Sch. Sys. RB, 5.00%, 05/01/2018	500,000	550,575
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	500,000	571,995
5.625%, 07/01/2020	680,000	751,101
5.625%, 07/01/2022	280,000	303,721
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	559,124
4,019,590
ELECTRIC REVENUE 1.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,129,250
GENERAL OBLIGATION - LOCAL 9.0%
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	557,460
Hagerstown, MD GO, 5.50%, 09/01/2009	275,000	286,586
Harford Cnty., MD GO, 3.375%, 01/15/2013	625,000	637,169
Maryland State & Local Facs. Auth. GO, Ser. A, 5.50%, 03/01/2014	250,000	297,740
Montgomery Cnty., MD GO, Ser. A, 5.375%, 01/01/2007	1,500,000	1,659,015
Ocean City, MD GO, 5.50%, 03/15/2009, (Insd. by MBIA)	1,000,000	1,022,270
Prince George's Cnty., MD GO:
5.125%, 10/01/2012	1,240,000	1,423,098
5.25%, 10/01/2019	1,150,000	1,287,092
7,170,430
GENERAL OBLIGATION - STATE 1.5%
Maryland GO, 5.25%, 03/01/2016	1,000,000	1,170,400
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 18.1%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	$ 915,000	$ 1,029,183
6.00%, 07/01/2017	830,000	932,331
6.00%, 07/01/2020	1,485,000	1,643,880
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,408,404
Doctor's Cmnty. Hosp., Inc., 5.75%, 07/01/2013	940,000	959,411
John Hopkins Proj., 5.00%, 07/01/2023	300,000	300,471
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	351,351
5.50%, 07/01/2022	350,000	370,856
5.75%, 07/01/2020	500,000	544,865
Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	1,000,000	1,079,320
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,438,593
6.625%, 07/01/2020	1,000,000	1,132,490
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	925,000	1,012,940
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,000,000	2,165,800
14,369,895
HOUSING 23.0%
Maryland CDA Dept. of Hsg. & Cmnty. Dev. MHRB:
Ser. 2001-B, 5.10%, 05/15/2016	815,000	868,668
Ser. B, 5.125%, 05/15/2017	750,000	806,640
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. 1, 5.30%, 04/01/2010	1,105,000	1,162,858
Ser. A, 5.50%, 07/01/2022	1,000,000	1,070,300
Ser. A, 5.875%, 07/01/2021	500,000	531,785
Ser. B, 6.05%, 09/01/2020	2,875,000	3,070,989
Ser. F, 5.90%, 09/01/2019	1,000,000	1,048,670
Ser. H, 5.70%, 09/01/2022	1,750,000	1,864,537
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, Ser. A, 5.00%, 08/01/2008	100,000	105,124
Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB, Ser. 5, 5.40%, 04/01/2008	1,470,000	1,589,320
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Ser. A, 5.10%, 11/01/2015	250,000	270,420
Ser. A, 5.35%, 07/01/2021	500,000	529,505
Ser. A, 6.00%, 07/01/2020	180,000	193,820
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Coll. by FNMA)	950,000	1,027,330
Cmnty. Hsg., Ser. A, 6.00%, 07/01/2014	250,000	256,468
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	510,000	552,258
Prince George, MD Hsg. Auth. MHRB, Emerson House Proj., Ser. A, 7.00%, 04/15/2019	3,200,000	3,349,440
18,298,132
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Allegany Cnty., MD Pollution Ctl. Facs. RB, Westvaco Corp. Proj., 5.90%, 07/01/2004	$ 200,000	$ 202,170
Cecil Cnty., MD IDRRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	1,000,000	1,075,610
Prince George's Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,880,448
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,080,810
4,239,038
LEASE 7.7%
Howard Cnty., MD COP, Agricultural Land Presevation No. 90-23, Ser. A, 8.00%, 08/15/2020	314,000	462,707
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,306,871
6.00%, 06/01/2021	1,000,000	1,067,200
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj.,
5.875%, 12/15/2011, (Insd. by AMBAC)	1,800,000	1,901,988
Prince George's Cnty., MD COP, Real Estate Acquisition Program,
5.90%, 09/15/2009, (Insd. by MBIA)	250,000	261,358
Prince Georges Cnty., MD Lease RB, Upper Marlboro Justice Proj.,
Ser. A, 5.125%, 06/30/2016	1,000,000	1,126,020
6,126,144
MISCELLANEOUS REVENUE 3.1%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,086,630
Maryland Energy Fin. Administration Ltd. Obl. RB, Recycling Office Paper Sys., Inc. Proj., Ser. A, 7.50%, 09/01/2015	1,300,000	1,354,951
2,441,581
PRE-REFUNDED 7.7%
Baltimore, MD Wtr. Proj. RRB, Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,810,410
Howard Cnty., MD Cons. Pub. Impt. GO, Ser. A, 5.25%, 08/15/2011	295,000	312,874
Maryland GO, State & Local Facs. Loan, 5.70%, 03/15/2010	1,000,000	1,068,580
Maryland Trans. Auth. Spl. Obl. RB, Baltimore/Washington Intl.
Arpt. Proj., Ser. A, 6.25%, 07/01/2014, (Insd. by FGIC)	1,750,000	1,814,593
Univ. of Maryland Sys. Auxilliary Facs. & Tuition RB, Ser. A, 5.40%, 04/01/2009	1,000,000	1,067,090
6,073,547
RESOURCE RECOVERY 2.1%
Northeast, MD Wst. Disp. Auth. RB, Montgomery Cnty., MD Resource Recovery Proj.:
Ser. A, 5.80%, 07/01/2004	500,000	507,030
Ser. A, 6.00%, 07/01/2007	50,000	55,376
Northeast, MD Wst. Disp. Auth. RRB, 5.50%, 04/01/2016	1,000,000	1,122,290
1,684,696
TRANSPORTATION 1.6%
Dist. of Columbia Metro. Area Transit Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	300,000	360,651
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	850,000	936,904
1,297,555
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.7%
Water & Sewer 3.7%
Washington, MD Suburban Sanitation Dist. Wtr. Supply RRB:
5.00%, 06/01/2013 #	$ 1,000,000	$ 1,148,680
5.50%, 06/01/2010 ##	1,700,000	1,754,196
2,902,876
Total Municipal Obligations		74,762,874

	Shares	Value

SHORT-TERM INVESTMENTS 6.1%
MUTUAL FUND SHARES 6.1%
Evergreen Institutional Municipal Money Market Fund (o)	4,850,451	4,850,451
Total Investments (cost $75,048,892) 100.3%		79,613,325
Other Assets and Liabilities (0.3%)		(204,799)
Net Assets 100.0%		$ 79,408,526

#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
CDA	Community Development Administration
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Revenue Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 29, 2004:

Maryland	91.7%
Pennsylvania	2.9%
Puerto Rico	1.5%
Virginia	1.4%
New Jersey	1.4%
Georgia	0.6%
District of Columbia	0.5%
Total	100.0%
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004  (unaudited)

Assets
Identified cost of securities	$ 75,048,892
Net unrealized gains on securities	4,564,433

Market value of securities	79,613,325
Receivable for securities sold	127,864
Receivable for Fund shares sold	13,786
Interest receivable	1,099,398
Prepaid expenses and other assets	40,436

Total assets	80,894,809

Liabilities
Dividends payable	153,634
Payable for securities purchased	1,136,334
Payable for Fund shares redeemed	170,309
Advisory fee payable	2,731
Distribution Plan expenses payable	1,804
Due to other related parties	957
Accrued expenses and other liabilities	20,514

Total liabilities	1,486,283

Net assets	$ 79,408,526

Net assets represented by
Paid-in capital	$ 76,333,151
Overdistributed net investment income	(31,988)
Accumulated net realized losses on securities	(1,457,070)
Net unrealized gains on securities	4,564,433

Total net assets	$ 79,408,526

Net assets consists of
Class A	$ 22,571,530
Class B	10,496,793
Class C	4,783,595
Class I	41,556,608

Total net assets	$ 79,408,526

Shares outstanding
Class A	2,010,169
Class B	934,811
Class C	426,019
Class I	3,701,006

Net asset value per share
Class A	$ 11.23
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.79
Class B	$ 11.23
Class C	$ 11.23
Class I	$ 11.23

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2004  (unaudited)

Investment income
Interest	$ 1,860,335

Expenses
Advisory fee	159,637
Distribution Plan expenses
Class A	33,468
Class B	52,891
Class C	21,953
Administrative services fee	37,988
Transfer agent fees	19,166
Trustees' fees and expenses	531
Printing and postage expenses	9,875
Custodian and accounting fees	10,002
Registration and filing fees	35,922
Professional fees	9,164
Other	1,713

Total expenses	392,310
Less: Expense reductions	(95)
Expense reimbursements	(548)

Net expenses	391,667

Net investment income	1,468,668

Net realized and unrealized gains or losses on securities
Net realized gains on securities	41,844
Net change in unrealized gains or losses on securities	2,032,736

Net realized and unrealized gains or losses on securities	2,074,580

Net increase in net assets resulting from operations	$ 3,543,248

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004		Year Ended
	(unaudited)		August 31, 2003

Operations
Net investment income		$ 1,468,668		$ 3,039,447
Net realized gains or losses on securities		41,844		(318,078)
Net change in unrealized gains or losses on securities		2,032,736		(1,073,328)

Net increase in net assets resulting from operations		3,543,248		1,648,041

Distributions to shareholders from
Net investment income
Class A		(428,724)		(1,010,111)
Class B		(166,354)		(344,820)
Class C		(68,733)		(119,360)
Class I		(802,317)		(1,563,534)

Total distributions to shareholders		(1,466,128)		(3,037,825)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	43,462	483,144	453,458	5,062,839
Class B	46,925	521,101	245,854	2,735,533
Class C	81,089	897,086	191,613	2,136,099
Class I	391,947	4,346,051	912,480	10,158,155

		6,247,382		20,092,626

Net asset value of shares issued in reinvestment of distributions
Class A	25,354	281,733	58,647	651,922
Class B	10,158	112,876	23,174	257,596
Class C	3,538	39,318	7,767	86,305
Class I	2,580	28,675	4,012	44,566

		462,602		1,040,389

Automatic conversion of Class B shares to Class A shares
Class A	439	4,912	817	8,936
Class B	(439)	(4,912)	(817)	(8,936)

		0		0

Payment for shares redeemed
Class A	(145,655)	(1,612,993)	(512,994)	(5,728,141)
Class B	(130,741)	(1,450,870)	(82,315)	(913,889)
Class C	(34,513)	(383,928)	(104,869)	(1,165,343)
Class I	(81,926)	(909,535)	(493,478)	(5,481,255)

		(4,357,326)		(13,288,628)

Net increase in net assets resulting from capital share transactions		2,352,658		7,844,387

Total increase in net assets		4,429,778		6,454,603
Net assets
Beginning of period		74,978,748		68,524,145

End of period		$ 79,408,526		$ 74,978,748

Overdistributed net investment income		$ (31,988)		$ (34,528)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays on going distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended February 29, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $548. Total amounts subject to recoupment as of February 29, 2004 were $382.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $9,935,415 and $8,415337, respectively, for the six months ended February 29, 2004.

On February 29, 2004, the aggregate cost of securities for federal income tax purposes was $75,048,892. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,572,060 and $7,627, respectively, with a net unrealized appreciation of $4,564,433.

As of August 31, 2003, the Fund had $1,175,489 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$215,659	$804,652	$141,047	$14,131

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2003, the Fund incurred and elected to defer post-October losses of $323,425.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 29, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. SUBSEQUENT EVENT

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.42% and declining to 0.27% as the average daily net assets of the Fund increases.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565570 rv1     4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen North Carolina Municipal Bond Fund

Evergreen North Carolina Municipal Bond Fund: Semiannual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen North Carolina Municipal Bond Fund, which covers the six-month period ended February 29, 2004.

After a summer of extraordinary volatility in the fixed income markets, investors in municipal securities enjoyed a refreshing turnaround over the past six months. The unusual combination of an accommodative monetary policy and a strengthening economy enabled many state budgets to improve their financial condition as tax receipts increased. In addition, many municipal bonds also offered investors attractive valuations relative to Treasuries, and the result was a period of stable growth for many investors.

The period began on the heels of a dramatic swing in interest rates. The Federal Reserve's mixed messages of deflation fears with forecasts for solid economic growth had sent interest rates in a tailspin throughout the summer months, and the yield curve was only beginning to stabilize in September. Assurances from central bankers that rates would remain low for the foreseeable future provided the stable backdrop for the fixed income markets. Indeed, in an attempt to improve clarity for the financial markets, monetary policymakers continually reinforced their new mantra, that rates would remain low for a "considerable period."

Despite economic growth of more than 6% in the second half of 2003, the Fed kept true to its word. While the Gross Domestic Product was accelerating, inflation was low and

1

LETTER TO SHAREHOLDERS continued

payroll growth continued to disappoint. Evidently, the massive investment in technology over the previous decade has resulted in efficiencies never before experienced by U.S. business or government. This confluence of events resulted in a steepening yield curve, which enabled many investors in the municipal market to increase the potential for higher returns in longer maturities without incurring substantial risks. Moreover, as foreign central bank intervention in defense of the dollar caused many Treasuries to periodically become expensive, the municipal market largely enjoyed attractive relative valuations for issues with similar durations.

Many municipal bond investors remain concerned about the changes in the new tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of municipal securities. Even in the event of slightly lower issuance in the future, we believe the combination of asset allocation needs and the income exemption will provide the municipal market with sufficient demand going forward. More dollars chasing fewer bonds tends to be a favorable outcome for fixed income investors.

Another concern for many investors in the municipal market involves the poor financial condition of many state and local governments. We strongly believe that economic growth is a cure for many of these ails. As economic growth expands, and tax receipts continue to increase, we believe the financials of many issuers will strengthen accordingly. For example, the federal budget deficit in fiscal 2003 ending September was approximately $75 billion below forecasts as solid economic growth produced higher than projected receipts. And states,

2

LETTER TO SHAREHOLDERS continued

whose projected deficits were estimated to exceed $70 billion last year, have now whittled that amount down by more than half, according to several estimates.

In this environment, proper diversification within the fixed income markets may continue to play a significant role for long-term portfolios. We believe that those investors who consider municipal securities within their allocation may be better able to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

Richard K. Marrone
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

6-month return with sales charge	0.86%	0.51%	4.51%	N/A

6-month return w/o sales charge	5.88%	5.51%	5.51%	6.03%
Average annual return*

1 year with sales charge	-0.11%	-0.85%	3.15%	N/A

1 year w/o sales charge	4.90%	4.15%	4.15%	5.20%

5 year	3.66%	3.56%	4.38%	4.95%

10 year	4.83%	4.57%	5.19%	5.60%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please go to www.EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.26	$10.43	$10.36	$10.00	$10.19	$10.84
Income from investment operations
Net investment income	0.20	0.42	0.49	0.50	0.50	0.50
Net realized and unrealized gains or losses on securities	0.40	-0.17	0.07	0.36	-0.13	-0.59
Total from investment operations	0.60	0.25	0.56	0.86	0.37	-0.09
Distributions to shareholders from
Net investment income	-0.20	-0.42	-0.49	-0.50	-0.50	-0.50
Net realized gains	0	0	0	0	-0.06	-0.06
Total distributions to shareholders	-0.20	-0.42	-0.49	-0.50	-0.56	-0.56
Net asset value, end of period	$10.66	$10.26	$10.43	$10.36	$10.00	$10.19
Total return[1]	5.88%	2.36%	5.56%	8.85%	3.87%	-0.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$91,673	$82,895	$72,700	$35,930	$22,859	$17,990
Ratios to average net assets
Expenses[2]	0.88%[3]	0.75%	0.65%	0.60%	0.56%	0.49%
Net investment income	3.83%[3]	4.01%	4.65%	4.96%	5.05%	4.72%
Portfolio turnover rate	7%	49%	20%	10%	25%	41%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.26	$10.43	$10.36	$10.00	$10.19	$10.84
Income from investment operations
Net investment income	0.16	0.34	0.40	0.42	0.42	0.42
Net realized and unrealized gains or losses on securities	0.40	-0.17	0.08	0.36	-0.12	-0.59
Total from investment operations	0.56	0.17	0.48	0.78	0.30	-0.17
Distributions to shareholders from
Net investment income	-0.16	-0.34	-0.41	-0.42	-0.43	-0.42
Net realized gains	0	0	0	0	-0.06	-0.06
Total distributions to shareholders	-0.16	-0.34	-0.41	-0.42	-0.49	-0.48
Net asset value, end of period	$10.66	$10.26	$10.43	$10.36	$10.00	$10.19
Total return[1]	5.51%	1.60%	4.77%	8.05%	3.10%	-1.66%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,141	$16,965	$18,372	$24,542	$35,847	$46,042
Ratios to average net assets
Expenses[2]	1.58%[3]	1.49%	1.40%	1.34%	1.31%	1.23%
Net investment income	3.13%[3]	3.26%	3.96%	4.21%	4.29%	3.96%
Portfolio turnover rate	7%	49%	20%	10%	25%	41%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS C		2003[1]	2002[2]
Net asset value, beginning of period	$10.26	$10.43	$10.09
Income from investment operations
Net investment income	0.16	0.34	0.17
Net realized and unrealized gains or losses on securities	0.40	-0.17	0.34
Total from investment operations	0.56	0.17	0.51
Distributions to shareholders from
Net investment income	-0.16	-0.34	-0.17
Net asset value, end of period	$10.66	$10.26	$10.43
Total return[3]	5.51%	1.60%	5.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,473	$3,835	$875
Ratios to average net assets
Expenses[4]	1.58%[5]	1.49%	1.40%[5]
Net investment income	3.12%[5]	3.20%	3.14%[5]
Portfolio turnover rate	7%	49%	20%

[1]   Net investment income is based on average shares outstanding during the period.

[2]   For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.26	$10.43	$10.36	$10.00	$10.19	$10.84
Income from investment operations
Net investment income	0.21	0.44	0.51	0.52	0.52	0.52
Net realized and unrealized gains or losses on securities	0.40	-0.17	0.07	0.36	-0.12	-0.58
Total from investment operations	0.61	0.27	0.58	0.88	0.40	-0.06
Distributions to shareholders from
Net investment income	-0.21	-0.44	-0.51	-0.52	-0.53	-0.53
Net realized gains	0	0	0	0	-0.06	-0.06
Total distributions to shareholders	-0.21	-0.44	-0.51	-0.52	-0.59	-0.59
Net asset value, end of period	$10.66	$10.26	$10.43	$10.36	$10.00	$10.19
Total return	6.03%	2.62%	5.82%	9.12%	4.14%	-0.68%
Ratios and supplemental data
Net assets, end of period (thousands)	$590,025	$571,136	$599,628	$202,991	$217,202	$247,475
Ratios to average net assets
Expenses[2]	0.58%[3]	0.49%	0.39%	0.35%	0.31%	0.23%
Net investment income	4.13%[3]	4.26%	4.82%	5.21%	5.29%	4.96%
Portfolio turnover rate	7%	49%	20%	10%	25%	41%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 92.9%
AIRPORT 3.2%
Charlotte, NC Arpt. RB:
Ser. B, 5.75%, 07/01/2012, (Insd. by MBIA)	$ 2,395,000	$ 2,753,867
Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	2,755,000	3,148,469
Chicago, IL O'Hare Intl. Arpt. RB, Ser. A, 5.75%, 01/01/2017, (Insd. by MBIA)	10,000,000	11,182,000
Piedmont Triad Arpt. Auth., NC RB, Ser. A, 5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,184,484
Raleigh Durham, NC Arpt. Auth. RB:
Ser. A, 5.25%, 11/01/2014, (Insd. by FGIC)	1,000,000	1,118,780
Ser. A, 5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,297,180
22,684,780
CONTINUING CARE RETIREMENT COMMUNITY 1.4%
North Carolina Med. Care Commission Hlth. Care Facs. RB, Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Gtd. by Radian Asset Assurance, Inc.)	1,005,000	1,091,902
5.25%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	1,110,000	1,214,063
5.25%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	1,165,000	1,268,417
5.50%, 10/01/2020, (Gtd. by Radian Asset Assurance, Inc.)	1,295,000	1,426,766
North Carolina Med. Care Commission Hosp. RB, 5.75%, 07/01/2019	2,000,000	1,909,620
North Carolina Med. Care Commission Retirement Facs. RB, 1st Mtge.
Givens Estates, Proj. A, 6.375%, 07/01/2023	3,000,000	3,050,790
9,961,558
EDUCATION 5.9%
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Bldg. Equity Sooner Tomorrow, 6.00%, 12/01/2021	8,700,000	9,980,553
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%,03/01/2015, (Insd. by AMBAC)	1,630,000	1,786,154
Iredell Cnty., NC Pub. Facs. RB, 6.00%, 06/01/2016	2,080,000	2,520,856
North Carolina Capital Facs. Fin. Agcy. RB:
Elizabeth City State Univ. Hsg., Ser. A, 5.25%, 06/01/2017, (Insd. by AMBAC)	1,005,000	1,133,710
Johnson & Wales Univ. Proj., Ser. A, 5.00%, 04/01/2017	1,460,000	1,605,387
North Carolina Student Edl. Assistance Auth. RB:
Ser. A, 6.05%, 07/01/2010	1,000,000	1,045,720
Ser. A, 6.30%, 07/01/2015	2,000,000	2,079,720
Ser. C, 6.35%, 07/01/2016	2,375,000	2,500,733
Univ. of North Carolina at Chapel Hill RB:
Ser. A, 5.375%, 12/01/2015	3,790,000	4,288,650
Ser. A, 5.375%, 12/01/2016	3,995,000	4,520,622
Univ. of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	1,300,000	1,467,310
5.75%, 10/01/2013, (Insd. by AMBAC)	1,255,000	1,487,677
5.75%, 10/01/2014, (Insd. by AMBAC)	1,330,000	1,576,103
5.75%, 10/01/2015, (Insd. by AMBAC)	1,125,000	1,320,503
Ser. A, 5.375%, 04/01/2016, (Insd. by AMBAC)	1,155,000	1,313,200
Ser. A, 5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,231,560
Ser. A, 5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,287,271
41,145,729
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 8.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB:
7.50%, 01/01/2010, (Gtd. by Radian Asset Assurance, Inc & Insd. by FSA)	$ 1,845,000	$ 2,321,324
Ser. A, 5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,613,850
Ser. A, 6.50%, 01/01/2018	3,750,000	4,551,000
Ser. B, 6.00%, 01/01/2022	5,415,000	6,230,066
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	6,500,000	7,925,775
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RRB:
Ser. A, 5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,797,495
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	4,348,940
North Carolina Muni. Pwr. Agcy., Elec. RB, Catawba Nuclear Pwr. Proj.:
0.00%, 01/01/2009, (Insd. by MBIA) (n)	8,000,000	7,062,320
Ser. B, 6.375%, 01/01/2013	5,000,000	5,751,450
North Carolina Muni. Pwr. Agcy., Elec. TCRS, Catawba Nuclear Pwr. Proj., 7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,761,950
58,364,170
ESCROW 2.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB, Ser. A, 5.00%, 01/01/2021	5,000,000	5,532,650
North Carolina Muni. Pwr. Agcy., Elec. RB, Catawba Nuclear Pwr. Proj., 5.50%, 01/01/2013	10,500,000	12,342,856
17,875,506
GENERAL OBLIGATION - LOCAL 25.7%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	1,375,000	1,519,801
Buncombe Cnty., NC COP, 5.25%, 10/01/2017	3,255,000	3,646,072
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	1,030,000	1,117,540
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,706,355
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	1,300,000	1,439,724
5.40%, 05/01/2014, (Insd. by MBIA)	1,305,000	1,445,261
5.40%, 05/01/2015, (Insd. by MBIA)	1,400,000	1,550,472
Cary, NC GO, 5.00%, 03/01/2014	1,000,000	1,123,060
Charlotte, NC COP, Convention Facs. Proj.:
Ser. A, 5.50%, 08/01/2015	9,335,000	10,882,090
Ser. A, 5.50%, 08/01/2017	10,390,000	11,994,216
Ser. A, 5.50%, 08/01/2018	5,800,000	6,670,464
Charlotte, NC GO:
5.00%, 02/01/2010	5,000,000	5,696,750
5.25%, 02/01/2020	7,655,000	8,469,645
5.25%, 02/01/2021	7,290,000	8,065,802
5.40%, 06/01/2012	3,000,000	3,217,020
5.50%, 06/01/2014	1,000,000	1,163,610
5.50%, 06/01/2015	1,600,000	1,848,800
5.60%, 06/01/2025	4,490,000	5,056,548
Dare Cnty., NC COP, 5.125%, 06/01/2018, (Insd. by AMBAC)	1,000,000	1,100,030
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Durham Cnty., NC COP:
5.00%, 05/01/2005	$ 2,130,000	$ 2,227,852
5.00%, 05/01/2007	1,000,000	1,102,060
5.00%, 05/01/2014	1,500,000	1,666,740
Durham Cnty., NC GO:
Ser. 95, 5.80%, 02/01/2010	2,400,000	2,553,504
Ser. 95, 5.80%, 02/01/2011	2,400,000	2,553,504
Durham, NC COP:
5.00%, 04/01/2011	1,640,000	1,867,255
5.25%, 04/01/2013	1,270,000	1,447,419
5.25%, 04/01/2015	1,020,000	1,147,918
Durham, NC GO, Ser. 95, 5.80%, 02/01/2012	2,000,000	2,127,920
Eden Cnty., NC GO:
5.75%, 06/01/2004, (Insd. by FSA)	845,000	855,199
5.75%, 06/01/2005, (Insd. by FSA)	835,000	882,395
5.75%, 06/01/2006, (Insd. by FSA)	825,000	902,005
5.75%, 06/01/2007, (Insd. by FSA)	815,000	912,996
Gaston Cnty., NC GO:
5.20%, 03/01/2015, (Insd. by AMBAC)	1,100,000	1,206,942
5.20%, 03/01/2016, (Insd. by AMBAC)	2,115,000	2,320,620
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,253,380
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,239,660
5.50%, 03/01/2014, (Insd. by FGIC)	1,475,000	1,742,831
Greensboro, NC Enterprise Sys. GO:
Ser. A, 5.00%, 06/01/2016	1,065,000	1,167,687
Ser. A, 5.30%, 06/01/2015	1,000,000	1,066,280
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,132,231
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,850,400
Iredell Cnty., NC COP, Pub. Facs. Proj, 5.25%, 10/01/2019	1,820,000	2,027,353
Johnston Cnty., NC GO, 5.00%, 06/01/2014, (Insd. by FGIC)	1,000,000	1,120,990
Lee Cnty., NC COP, Pub. Sch. & Community Coll. Proj., 5.25%, 04/01/2020	3,430,000	3,781,712
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,246,153
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,910,437
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	3,001,266
Mecklenburg Cnty., NC GO:
Ser. B, 4.40%, 02/01/2010	7,175,000	7,758,471
Ser. B, 4.80%, 03/01/2009	4,405,000	4,747,489
Refunding, 5.00%, 04/01/2009	6,500,000	7,362,420
Moore Cnty., NC GO:
4.90%, 06/01/2014, (Insd. by MBIA)	1,600,000	1,768,368
4.90%, 06/01/2015, (Insd. by MBIA)	1,175,000	1,290,867
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
New Hanover Cnty., NC COP, New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	$ 1,195,000	$ 1,325,458
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,396,750
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,477,310
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,824,074
New Hanover Cnty., NC GO, 5.75%, 11/01/2013	3,000,000	3,586,680
Orange Cnty., NC GO:
5.25%, 02/01/2013	2,545,000	2,940,264
5.30%, 04/01/2014	1,325,000	1,516,608
5.30%, 04/01/2015	1,115,000	1,266,295
Wake Cnty., NC GO:
4.50%, 03/01/2010	3,000,000	3,226,920
4.60%, 03/01/2012	5,460,000	5,894,015
Ser. B, 5.25%, 02/01/2017	1,000,000	1,122,530
Winston Salem, NC COP:
Ser. A, 5.00%, 06/01/2013	1,050,000	1,181,397
Ser. A, 5.00%, 06/01/2015	1,250,000	1,378,963
Ser. C, 5.25%, 06/01/2015	1,980,000	2,219,243
180,312,091
GENERAL OBLIGATION - STATE 6.4%
Cmnwlth. of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	3,039,997
North Carolina COP, Wildlife Resource Commission:
Ser. A, 5.25%, 06/01/2018	4,375,000	4,840,894
Ser. A, 5.25%, 06/01/2019	1,110,000	1,220,045
Ser. A, 5.25%, 06/01/2021	1,130,000	1,223,790
Ser. A, 5.25%, 06/01/2022	1,290,000	1,387,821
Ser. A, 5.25%, 06/01/2023	1,000,000	1,071,090
North Carolina GO:
Ser. A, 4.75%, 04/01/2011	5,600,000	6,186,152
Ser. A, 4.75%, 04/01/2014	11,035,000	11,954,878
Ser. A, 5.10%, 03/01/2008	1,000,000	1,097,540
Ser. A, 5.20%, 03/01/2014	2,300,000	2,588,995
Ser. A, 5.20%, 03/01/2015	5,000,000	5,628,250
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,366,640
44,606,092
HOSPITAL 10.5%
Charlotte-Mecklenberg Hosp. Auth., NC RB:
Ser. A, 5.00%, 01/15/2017	1,580,000	1,705,673
Ser. A, 5.00%, 01/15/2018	1,000,000	1,072,560
Ser. A, 5.60%, 01/15/2009	1,000,000	1,088,330
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,464,056
5.25%, 10/01/2011	900,000	993,150
Durham Cnty., NC COP, Hosp. & Office Facs. Proj., 6.00%, 05/01/2014	1,000,000	1,100,640
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	$ 5,000,000	$ 5,518,550
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,195,186
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
5.20%, 09/01/2009	150,000	162,860
5.50%, 09/01/2011	400,000	436,616
5.60%, 09/01/2012	550,000	599,813
5.80%, 09/01/2014	875,000	954,389
5.90%, 09/01/2015	825,000	896,074
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	5,000,000	5,396,600
North Carolina Med. Care Commission Hlth. Sys. RB, Mission St. Joseph's Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,220,523
5.25%, 10/01/2014	1,575,000	1,767,229
North Carolina Med. Care Commission Hosp. RB:
5.25%, 10/01/2013	3,825,000	4,012,157
5.375%, 02/15/2011	2,630,000	2,853,708
Betsy Johnson Proj., 5.375%, 10/01/2024, (Insd. by FSA)	2,000,000	2,193,860
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	2,000,000	2,166,500
5.50%, 02/15/2015	1,000,000	1,077,350
5.50%, 02/15/2019	1,000,000	1,071,890
Grace Hosp., Inc.:
6.50%, 10/01/2005	1,110,000	1,198,933
6.50%, 10/01/2006	1,180,000	1,316,986
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Gtd. by Radian Asset Assurance, Inc.)	1,355,000	1,538,697
5.50%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	1,590,000	1,775,744
5.50%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	685,000	762,138
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,610,038
Stanley Mem. Hosp. Proj.:
5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,535,650
6.50%, 10/01/2013	2,585,000	2,946,900
Transylvania Community Hosp., Inc.:
5.00%, 10/01/2004	155,000	156,793
5.00%, 10/01/2005	175,000	178,640
5.05%, 10/01/2006	185,000	189,969
5.15%, 10/01/2007	190,000	195,829
5.50%, 10/01/2012	1,130,000	1,153,459
5.75%, 10/01/2019	1,090,000	1,089,597
North Carolina Med. Care Commission Hosp. RRB:
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,466,056
Scotland Mem. Hosp. Proj., 5.00%, 10/01/2004	270,000	275,894
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,683,066
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.20%, 12/01/2008	$ 3,635,000	$ 3,948,010
5.25%, 12/01/2021	1,250,000	1,347,250
5.30%, 12/01/2009	3,000,000	3,263,520
73,580,883
HOUSING 4.6%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	775,000	821,136
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,270,000	1,271,918
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	2,750,000	2,578,785
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	1,770,000	1,771,062
Ser. 8-A, 5.95%, 01/01/2027	2,045,000	2,177,864
Ser. 8-A, 6.00%, 07/01/2011	1,565,000	1,694,801
Ser. 8-A, 6.10%, 07/01/2013	1,770,000	1,896,165
Ser. 9-A, 5.60%, 07/01/2016	3,100,000	3,339,289
Ser. 14-A, 4.70%, 07/01/2013	1,600,000	1,714,336
North Carolina Hsg. Fin. & Dev. Auth. SFHRB:
Ser. W, 6.20%, 09/01/2009	350,000	355,667
Ser. EE, 5.90%, 09/01/2013	670,000	707,312
Ser. JJ, 6.15%, 03/01/2011	2,165,000	2,286,413
North Carolina Hsg. Fin. Agcy. RB:
Ser. 9-A, 5.80%, 01/01/2020	5,000,000	5,308,300
Ser. 9-A, 5.875%, 07/01/2031	5,740,000	6,047,836
Raleigh, NC Hsg. Auth. MHRB, Ser. C, 7.00%, 11/01/2030 (g)	3,545,000	363,363
32,334,247
INDUSTRIAL DEVELOPMENT REVENUE 8.1%
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, International Paper Co. Proj.:
Ser. A, 5.85%, 12/01/2020	3,000,000	3,121,440
Ser. A, 6.15%, 04/01/2021	1,750,000	1,841,875
Craven Cnty., NC Indl. Facs. Pollution Ctl. Fin. Auth. RB, Weyerhaeuser Co. Proj., 6.35%, 01/01/2010	2,000,000	2,024,540
Georgetown Cnty., SC Env. Impt. RRB, International Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	2,500,000	2,830,050
Haywood Cnty., NC Indl. Facs. & PCRB, Champion International Corp. Proj.:
6.25%, 09/01/2025	2,750,000	2,871,990
Ser. A, 5.75%, 12/01/2025	2,150,000	2,207,813
Haywood Cnty., NC Indl. Facs. & PCRRB, Champion International Corp. Proj., 6.00%, 03/01/2020	1,500,000	1,571,580
Lowndes Cnty., MS Solid Wst. Disposal & PCRB, Weyerhaeuser Co. Proj., Ser. B, 6.70%, 04/01/2022	7,100,000	8,478,465
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 6.80%, 05/01/2024	11,475,000	11,821,545
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 1.59%, 06/01/2021 VRDN	10,000,000	10,000,000
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Northampton Cnty., NC Indl. Facs. & PCRB, International Paper Co. Proj., Ser. A, 6.20%, 02/01/2025, (LOC: J.P. Morgan Chase & Co.)	$ 1,000,000	$ 1,064,510
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Pwr. & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,855,440
56,689,248
LEASE 4.4%
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,307,016
5.25%, 02/01/2017	2,040,000	2,296,591
5.25%, 02/01/2018	2,040,000	2,284,514
Charlotte, NC COP:
Cityfair Parking Facs. Proj., Ser. A, 6.125%, 06/01/2010	1,735,000	1,793,088
Govt. Facs. Proj.:
Ser. G, 5.25%, 06/01/2020	2,000,000	2,203,160
Ser. G, 5.375%, 06/01/2026	2,500,000	2,709,325
Stadium Parking Facs. Proj.:
Ser. C, 6.00%, 06/01/2010	1,245,000	1,286,272
Ser. C, 6.00%, 06/01/2014	1,475,000	1,523,896
Durham Cnty., NC COP, New Durham Corp.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,343,814
Ser. B, 5.25%, 12/01/2011	1,485,000	1,727,812
Harnett Cnty., NC COP:
6.20%, 12/01/2009, (Insd. by AMBAC)	2,900,000	3,072,434
6.40%, 12/01/2014, (Insd. by AMBAC)	1,000,000	1,060,970
Kentucky Property & Bldgs. Commission RRB, Proj. 74, 5.375%, 02/01/2015, (Insd. by FSA)	2,500,000	2,926,300
New Hanover Cnty., NC COP, New Hanover Cnty. Proj., 5.25%, 12/01/2017	2,000,000	2,237,680
San Diego Cnty., CA COP, Dev. Svcs. Foundation, 5.50%, 09/01/2017	2,250,000	2,378,295
31,151,167
MISCELLANEOUS REVENUE 1.2%
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. & Mental Hlth., 5.625%, 06/01/2020	2,030,000	2,290,957
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,254,898
Texas Wtr. Dev. Board RB, Ser. A, 5.75%, 07/15/2016	3,275,000	3,570,503
8,116,358
PRE-REFUNDED 0.7%
Cumberland Cnty., NC COP, Civic Ctr. Proj., Ser. A, 6.40%, 12/01/2024, (Insd. by AMBAC)	2,390,000	2,535,718
Gastonia, NC Combined Util. Sys. RB:
6.00%, 05/01/2014, (Insd. by MBIA)	1,000,000	1,028,950
6.10%, 05/01/2019, (Insd. by MBIA)	1,505,000	1,548,841
5,113,509
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.2%
Charlotte, NC COP:
Convention Facs. Proj., Ser. B, 5.50%, 12/01/2020	$ 3,695,000	$ 4,168,366
Pub. Safety Facs.:
Ser. D, 5.50%, 06/01/2020	1,090,000	1,226,784
Ser. D, 5.50%, 06/01/2025	3,000,000	3,298,860
Forsyth Cnty., NC COP, Pub. Facs. & Equip. Proj., 5.125%, 10/01/2017	2,000,000	2,210,800
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	1,105,000	1,224,749
Greensboro, NC COP, Coliseum Complex Impt. Proj., Ser. A, 5.625%, 12/01/2015	2,000,000	2,267,460
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,124,600
15,521,619
RESOURCE RECOVERY 0.7%
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj., Ser. D, 7.15%, 12/01/2018	5,000,000	5,200,200
SPECIAL TAX 0.8%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,304,950
TOBACCO REVENUE 0.8%
NY Tobacco Settlement Fin. Corp. RB, Rite A-PA-1158 ARB, 5.25%, 06/01/2007	5,000,000	5,872,400
TRANSPORTATION 0.9%
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. Hwy. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	5,650,000	6,567,277
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2035, (Insd. by AMBAC)	5,000	5,690
6,572,967
UTILITY 2.7%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,592,716
Greensboro, NC Enterprise Sys. RB:
Ser. A, 5.375%, 06/01/2019	6,650,000	7,094,353
Ser. A, 6.50%, 06/01/2006	1,465,000	1,589,100
North Carolina Eastern Muni. Pwr. Agcy. RB, Ser. B, 7.00%, 01/01/2008	1,000,000	1,161,130
Winston Salem, NC Wtr. & Swr. Sys. RB:
4.80%, 06/01/2013	2,745,000	3,016,398
4.875%, 06/01/2014	3,350,000	3,578,839
19,032,536
WATER & SEWER 1.8%
Broad River, NC Wtr. Auth. Wtr. Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,644,257
Charlotte, NC Storm Wtr. RRB:
5.25%, 06/01/2016	1,525,000	1,722,869
6.00%, 06/01/2025	1,000,000	1,211,950
Charlotte, NC Wtr. & Swr. Sys. RB:
5.00%, 06/01/2008	1,340,000	1,505,128
5.125%, 06/01/2013	2,000,000	2,269,980
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
San Antonio, TX Wtr. RRB:
5.50%, 05/15/2017, (Insd. by FSA)	$ 2,000,000	$ 2,287,780
5.50%, 05/15/2018, (Insd. by FSA)	2,000,000	2,278,380
12,920,344
Total Municipal Obligations		652,360,354

	Shares	Value

SHORT-TERM INVESTMENTS 7.0%
MUTUAL FUND SHARES 7.0%
Evergreen Institutional Municipal Money Market Fund (o)	49,106,329	49,106,329
Total Investments (cost $651,869,371) 99.9%		701,466,683
Other Assets and Liabilities 0.1%		844,786
Net Assets 100.0%		$ 702,311,469

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
ARB	Adjustable Rate Bond	PCRB	Pollution Control Revenue Bond
COP	Certificates of Participation	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Corp.	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	TCRS	Transferable Custody Receipts
LOC	Letter of Credit	VRDN	Variable Rate Demand Note
MBIA	Municipal Bond Investors Assurance Corp.

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at February 29, 2004.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 29, 2004.

The following table shows the percent of total investments by geographic location as of February 29, 2004:
North Carolina	78.2%
South Carolina	1.8%
Illinois	1.6%
Puerto Rico	1.4%
Mississippi	1.2%
Texas	1.2%
Florida	0.8%
Maryland	0.8%
New York	0.8%
U.S. Virgin Islands	0.8%
Pennsylvania	0.7%
Kentucky	0.4%
Oregon	0.4%
California	0.3%
Non-state specific	9.6%
Total	100.0%
See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004  (unaudited)

Assets
Identified cost of securities	$ 651,869,371
Net unrealized gains on securities	49,597,312

Market value of securities	701,466,683
Receivable for securities sold	1,298,066
Receivable for Fund shares sold	760,880
Interest receivable	8,521,249
Prepaid expenses and other assets	5,709

Total assets	712,052,587

Liabilities
Dividends payable	1,849,753
Payable for securities purchased	7,575,094
Payable for Fund shares redeemed	224,315
Advisory fee payable	24,192
Distribution Plan expenses payable	3,937
Due to other related parties	9,950
Accrued expenses and other liabilities	53,877

Total liabilities	9,741,118

Net assets	$ 702,311,469

Net assets represented by
Paid-in capital	$ 660,693,713
Undistributed net investment income	4,256
Accumulated net realized losses on securities	(7,983,812)
Net unrealized gains on securities	49,597,312

Total net assets	$ 702,311,469

Net assets consists of
Class A	$ 91,672,588
Class B	16,141,173
Class C	4,472,898
Class I	590,024,810

Total net assets	$ 702,311,469

Shares outstanding
Class A	8,599,356
Class B	1,514,131
Class C	419,591
Class I	56,348,735

Net asset value per share
Class A	$ 10.66
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.19
Class B	$ 10.66
Class C	$ 10.66
Class I	$ 10.66

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2004  (unaudited)

Investment income
Interest	$ 15,971,174

Expenses
Advisory fee	1,424,442
Distribution Plan expenses
Class A	126,944
Class B	81,564
Class C	20,653
Administrative services fee	338,968
Transfer agent fees	42,641
Trustees' fees and expenses	4,954
Printing and postage expenses	13,468
Custodian and accounting fees	95,669
Registration and filing fees	26,783
Professional fees	11,476
Other	20,486

Total expenses	2,208,048
Less: Expense reductions	(978)
Expense reimbursements	(2,502)

Net expenses	2,204,568

Net investment income	13,766,606

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,569,535
Net change in unrealized gains or losses on securities	24,745,105

Net realized and unrealized gains or losses on securities	26,314,640

Net increase in net assets resulting from operations	$ 40,081,246

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004		Year Ended
	(unaudited)		August 31, 2003

Operations
Net investment income		$ 13,766,606		$ 29,400,730
Net realized gains on securities		1,569,535		209,547
Net change in unrealized gains or losses on securities		24,745,105		(11,673,491)

Net increase in net assets resulting from operations		40,081,246		17,936,786

Distributions to shareholders from
Net investment income
Class A		(1,614,393)		(3,152,937)
Class B		(254,024)		(579,941)
Class C		(64,219)		(85,167)
Class I		(11,790,357)		(25,316,022)

Total distributions to shareholders		(13,722,993)		(29,134,067)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,145,602	12,047,398	2,715,311	28,488,985
Class B	87,128	911,026	416,491	4,376,769
Class C	70,566	740,709	327,886	3,436,402
Class I	4,272,377	44,830,913	8,143,215	85,511,258

		58,530,046		121,813,414

Net asset value of shares issued in reinvestment of distributions
Class A	93,789	986,338	175,343	1,835,853
Class B	14,162	148,909	34,518	361,494
Class C	4,482	47,139	6,407	67,079
Class I	18,356	193,035	43,399	454,267

		1,375,421		2,718,693

Automatic conversion of Class B shares to Class A shares
Class A	76,675	805,675	286,340	3,002,823
Class B	(76,675)	(805,675)	(286,340)	(3,002,823)

		0		0

Payment for shares redeemed
Class A	(798,242)	(8,371,681)	(2,068,555)	(21,653,829)
Class B	(164,386)	(1,717,345)	(272,971)	(2,858,422)
Class C	(29,312)	(306,301)	(44,372)	(466,164)
Class I	(4,621,134)	(48,388,419)	(10,022,332)	(105,098,606)

		(58,783,746)		(130,077,021)

Net increase (decrease) in net assets resulting from capital share transactions		1,121,721		(5,544,914)

Total increase (decrease) in net assets		27,479,974		(16,742,195)
Net assets
Beginning of period		674,831,495		691,573,690

End of period		$ 702,311,469		$ 674,831,495

Undistributed (overdistributed) net investment income		$ 4,256		$ (39,357)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended February 29, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,502. Total amounts subject to recoupment as of February 29, 2004 were $422,968.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

23

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $46,804,128 and $68,465,463, respectively, for the six months ended February 29, 2004.

On February 29, 2004, the aggregate cost of securities for federal income tax purposes was $651,870,924. The gross unrealized appreciation and depreciation on securities based on tax cost was $53,132,198 and $3,536,439, respectively, with a net unrealized appreciation of $49,595,759.

As of August 31, 2003, the Fund had $9,551,794 in capital loss carryovers for federal income tax purposes with $2,712,069 expiring in 2008 and $6,839,725 expiring in 2009.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended August 31, 2003, in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

24

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 29, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. SUBSEQUENT EVENT

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.42% and declining to 0.27% as the average daily net assets of the Fund increases.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565571 rv1     4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen South Carolina Municipal Bond Fund

Evergreen South Carolina Municipal Bond Fund: Semiannual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen South Carolina Municipal Bond Fund, which covers the six-month period ended February 29, 2004.

After a summer of extraordinary volatility in the fixed income markets, investors in municipal securities enjoyed a refreshing turnaround over the past six months. The unusual combination of an accommodative monetary policy and a strengthening economy enabled many state budgets to improve their financial condition as tax receipts increased. In addition, many municipal bonds also offered investors attractive valuations relative to Treasuries, and the result was a period of stable growth for many investors.

The period began on the heels of a dramatic swing in interest rates. The Federal Reserve's mixed messages of deflation fears with forecasts for solid economic growth had sent interest rates in a tailspin throughout the summer months, and the yield curve was only beginning to stabilize in September. Assurances from central bankers that rates would remain low for the foreseeable future provided the stable backdrop for the fixed income markets. Indeed, in an attempt to improve clarity for the financial markets, monetary policymakers continually reinforced their new mantra, that rates would remain low for a "considerable period."

Despite economic growth of more than 6% in the second half of 2003, the Fed kept true to its word. While the Gross Domestic Product was accelerating, inflation was low and

1

LETTER TO SHAREHOLDERS continued

payroll growth continued to disappoint. Evidently, the massive investment in technology over the previous decade has resulted in efficiencies never before experienced by U.S. business or government. This confluence of events resulted in a steepening yield curve, which enabled many investors in the municipal market to increase the potential for higher returns in longer maturities without incurring substantial risks. Moreover, as foreign central bank intervention in defense of the dollar caused many Treasuries to periodically become expensive, the municipal market largely enjoyed attractive relative valuations for issues with similar durations.

Many municipal bond investors remain concerned about the changes in the new tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of municipal securities. Even in the event of slightly lower issuance in the future, we believe the combination of asset allocation needs and the income exemption will provide the municipal market with sufficient demand going forward. More dollars chasing fewer bonds tends to be a favorable outcome for fixed income investors.

Another concern for many investors in the municipal market involves the poor financial condition of many state and local governments. We strongly believe that economic growth is a cure for many of these ails. As economic growth expands, and tax receipts continue to increase, we believe the financials of many issuers will strengthen accordingly. For example, the federal budget deficit in fiscal 2003 ending September was approximately $75 billion below forecasts as solid economic growth produced higher than projected receipts. And states,

2

LETTER TO SHAREHOLDERS continued

whose projected deficits were estimated to exceed $70 billion last year, have now whittled that amount down by more than half, according to several estimates.

In this environment, proper diversification within the fixed income markets may continue to play a significant role for long-term portfolios. We believe that those investors who consider municipal securities within their allocation may be better able to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

Charles E. Jeanne, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

6-month return with sales charge	0.80%	0.47%	4.47%	N/A

6-month return w/o sales charge	5.84%	5.47%	5.47%	5.99%

Average annual return*

1 year with sales charge	0.35%	-0.40%	3.60%	N/A

1 year w/o sales charge	5.34%	4.60%	4.60%	5.65%

5 year	4.09%	4.00%	4.82%	5.39%

10 year	5.33%	5.08%	5.70%	6.12%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please go to www.EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.21	$10.36	$10.25	$9.79	$9.84	$10.44
Income from investment operations
Net investment income	0.22	0.39	0.44	0.45	0.46	0.46
Net realized and unrealized gains or losses on securities	0.38	-0.14	0.11	0.46	0.02	-0.50
Total from investment operations	0.60	0.25	0.55	0.91	0.48	-0.04
Distributions to shareholders from
Net investment income	-0.19	-0.39	-0.44	-0.45	-0.46	-0.46
Net realized gains	-0.02	-0.01	0	0	-0.07	-0.10
Total distributions to shareholders	-0.21	-0.40	-0.44	-0.45	-0.53	-0.56
Net asset value, end of period	$10.60	$10.21	$10.36	$10.25	$9.79	$9.84
Total return[1]	5.84%	2.41%	5.51%	9.54%	5.16%	-0.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$66,857	$71,653	$59,624	$3,638	$1,937	$2,324
Ratios to average net assets
Expenses[2]	0.88%[3]	0.88%	0.86%	0.89%	0.79%	0.70%
Net investment income	3.61%[3]	3.74%	4.12%	4.50%	4.81%	4.43%
Portfolio turnover rate	22%	42%	17%	17%	55%	35%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.21	$10.36	$10.25	$9.79	$9.84	$10.44
Income from investment operations
Net investment income	0.18	0.31	0.36	0.38	0.39	0.38
Net realized and unrealized gains or losses on securities	0.38	-0.14	0.11	0.46	0.02	-0.50
Total from investment operations	0.56	0.17	0.47	0.84	0.41	-0.12
Distributions to shareholders from
Net investment income	-0.15	-0.31	-0.36	-0.38	-0.39	-0.38
Net realized gains	-0.02	-0.01	0	0	-0.07	-0.10
Total distributions to shareholders	-0.17	-0.32	-0.36	-0.38	-0.46	-0.48
Net asset value, end of period	$10.60	$10.21	$10.36	$10.25	$9.79	$9.84
Total return[1]	5.47%	1.66%	4.73%	8.73%	4.38%	-1.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,599	$13,077	$8,165	$4,920	$4,627	$5,393
Ratios to average net assets
Expenses[2]	1.59%[3]	1.60%	1.61%	1.64%	1.53%	1.45%
Net investment income	2.91%[3]	2.99%	3.49%	3.77%	4.04%	3.68%
Portfolio turnover rate	22%	42%	17%	17%	55%	35%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS C		2003	2002[1]
Net asset value, beginning of period	$10.21	$10.36	$9.97
Income from investment operations
Net investment income	0.18	0.31	0.15
Net realized and unrealized gains or losses on securities	0.38	-0.14	0.39
Total from investment operations	0.56	0.17	0.54
Distributions to shareholders from
Net investment income	-0.15	-0.31	-0.15
Net realized gains	-0.02	-0.01	0
Total distributions to shareholders	-0.17	-0.32	-0.15
Net asset value, end of period	$10.60	$10.21	$10.36
Total return[2]	5.47%	1.66%	5.46%
Ratios and supplemental data
Net assets, end of period (thousands)	$7,646	$7,028	$204
Ratios to average net assets
Expenses[3]	1.59%[4]	1.59%	1.61%[4]
Net investment income	2.90%[4]	2.96%	3.15%[4]
Portfolio turnover rate	22%	42%	17%

[1]   For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.21	$10.36	$10.25	$9.79	$9.84	$10.44
Income from investment operations
Net investment income	0.24	0.42	0.46	0.48	0.49	0.48
Net realized and unrealized gains or losses on securities	0.37	-0.14	0.11	0.46	0.02	-0.50
Total from investment operations	0.61	0.28	0.57	0.94	0.51	-0.02
Distributions to shareholders from
Net investment income	-0.20	-0.42	-0.46	-0.48	-0.49	-0.48
Net realized gains	-0.02	-0.01	0	0	-0.07	-0.10
Total distributions to shareholders	-0.22	-0.43	-0.46	-0.48	-0.56	-0.58
Net asset value, end of period	$10.60	$10.21	$10.36	$10.25	$9.79	$9.84
Total return	5.99%	2.68%	5.77%	9.82%	5.42%	-0.31%
Ratios and supplemental data
Net assets, end of period (thousands)	$329,850	$328,574	$344,905	$50,292	$54,231	$61,314
Ratios to average net assets
Expenses[2]	0.59%[3]	0.60%	0.61%	0.64%	0.54%	0.45%
Net investment income	3.91%[3]	4.01%	4.40%	4.77%	5.04%	4.69%
Portfolio turnover rate	22%	42%	17%	17%	55%	35%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.3%
AIRPORT 1.2%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$ 300,000	$ 331,179
Metro. Washington DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,510,920
4,842,099
COMMUNITY DEVELOPMENT DISTRICT 0.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	780,982
CONTINUING CARE RETIREMENT COMMUNITY 0.2%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	955,000	939,825
EDUCATION 11.4%
Citadel Military College, SC RB, 5.125%, 04/01/2017, (Insd. by AMBAC)	1,245,000	1,348,758
Clemson Univ., SC Univ. RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	636,936
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	3,284,935
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,109,780
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj., 5.50%, 03/01/2007	990,000	1,043,579
Fulton Cnty., GA Dev. Auth. RB, GA Tech. Athletic Assn., 5.50%, 10/01/2017, (Insd. by AMBAC)	2,895,000	3,327,137
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Bldg. Equity Sooner Tomorrow:
5.25%, 12/01/2021	1,000,000	1,070,890
5.875%, 12/01/2015	1,000,000	1,160,530
5.875%, 12/01/2016	9,000,000	10,401,030
5.875%, 12/01/2017	2,000,000	2,304,880
5.875%, 12/01/2018	1,000,000	1,146,020
6.00%, 12/01/2020	5,000,000	5,755,900
6.00%, 12/01/2021	1,000,000	1,147,190
Piedmont, SC Muni. Pwr. Agcy. RRB:
6.25%, 01/01/2009	1,150,000	1,362,290
6.75%, 01/01/2019	500,000	646,210
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,400,559
Univ. South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,482,078
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,606,730
Univ. South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	1,015,000	1,133,603
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,770,613
Ser. A, 5.50%, 06/01/2014	575,000	666,396
Ser. A, 5.50%, 06/01/2015	605,000	691,799
47,497,843
ELECTRIC REVENUE 10.7%
South Carolina Pub. Svcs. Auth. RB:
Ser. A, 5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,935,300
Ser. A, 5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,317,720
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
South Carolina Pub. Svcs. Auth. RRB:
Ser. A, 5.00%, 01/01/2014, (Insd. by MBIA)	$ 1,000,000	$ 1,107,930
Ser. A, 5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,771,903
Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,847,641
Ser. A, 5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,768,347
Ser. B, 5.70%, 01/01/2008, (Insd. by FGIC)	1,000,000	1,092,660
Ser. B, 5.875%, 01/01/2013, (Insd. by FGIC)	3,745,000	4,105,307
Ser. B, 6.50%, 01/01/2006, (Insd. by FGIC)	1,250,000	1,368,050
York Cnty., SC PCRB:
SAVRS, 1.03%, 09/15/2024	11,500,000	11,500,000
SAVRS, 1.10%, 09/15/2024	9,000,000	9,000,000
44,814,858
GENERAL OBLIGATION - LOCAL 23.4%
Anderson Cnty., SC Sch. Dist. No. 2 GO:
Ser. B, 6.00%, 03/01/2014	1,200,000	1,432,560
Ser. B, 6.00%, 03/01/2016	1,325,000	1,565,408
Barnwell Cnty., SC Sch. Dist. No. 45 GO, 5.40%, 02/01/2009, (Insd. by AMBAC)	850,000	898,926
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,453,348
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,113,320
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,291,556
5.25%, 02/01/2018, (Insd. by FGIC)	1,000,000	1,108,720
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,766,896
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014	2,200,000	2,504,788
5.375%, 04/01/2015	3,010,000	3,386,521
5.375%, 04/01/2016	4,500,000	5,062,905
5.375%, 04/01/2017	5,000,000	5,625,450
5.375%, 04/01/2018	3,705,000	4,168,458
5.375%, 04/01/2019	5,500,000	6,157,800
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,819,002
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,260,413
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	11,054,990
Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	2,270,000	2,459,477
Charleston Cnty., SC GO:
5.00%, 04/01/2007	1,000,000	1,100,960
5.50%, 06/01/2014	1,250,000	1,366,787
Dallas, TX GO, 5.25%, 02/15/2019	3,465,000	3,801,348
Georgetown Cnty., SC Sch. Dist. GO:
5.25%, 03/01/2019	3,085,000	3,410,282
5.75%, 03/01/2013	2,000,000	2,363,000
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,149,021
5.40%, 04/01/2021	1,120,000	1,316,313
5.50%, 04/01/2025	2,700,000	3,188,457
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Horry Cnty., SC GO, 5.125%, 03/01/2017	$ 1,160,000	$ 1,276,499
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,156,730
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016, (Insd. by FGIC)	1,025,000	1,172,610
Oconee Cnty., SC Sch. Dist. GO:
5.00%, 09/01/2010, (Insd. by MBIA)	1,000,000	1,073,740
5.10%, 09/01/2011, (Insd. by MBIA)	1,155,000	1,241,972
5.10%, 09/01/2012, (Insd. by MBIA)	1,090,000	1,172,142
5.10%, 09/01/2013, (Insd. by MBIA)	275,000	295,724
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017	1,665,000	1,854,810
5.75%, 03/01/2014, (Insd. by FSA)	500,000	590,610
Platte Cnty., MO Sch. Dist. GO, Refunding & Impt., 5.375%, 03/01/2017	2,000,000	2,235,660
Puerto Rico Pub. Fin. Corp. GO, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,446,850
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	975,000	1,058,596
5.75%, 03/01/2015, (Insd. by FSA)	2,200,000	2,538,602
5.75%, 03/01/2016	1,000,000	1,153,910
5.75%, 03/01/2017	2,160,000	2,492,446
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,119,600
5.375%, 04/01/2020	1,005,000	1,123,299
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,151,040
97,981,546
GENERAL OBLIGATION - STATE 0.4%
Puerto Rico Cmnwlth. GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,206,080
South Carolina GO, Med. Univ. SC, 6.00%, 03/01/2004	375,000	375,210
1,581,290
HOSPITAL 10.5%
Florence Cnty., SC Hosp. RRB, McLeod Regl. Med. Ctr. Proj., 5.25%, 11/01/2009, (Insd. by FGIC)	1,000,000	1,023,100
Greenville, SC Hosp. Sys. Hosp. Facs. RRB:
Ser. A, 5.00%, 05/01/2004	2,840,000	2,858,687
Ser. A, 5.25%, 05/01/2017	2,000,000	2,082,660
Ser. A, 5.75%, 05/01/2014	1,000,000	1,058,320
Ser. B, 5.60%, 05/01/2010	1,115,000	1,195,782
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,383,102
Horry Cnty., SC Hosp. Fee Spl. Obl. RB:
4.75%, 04/01/2007	585,000	634,497
6.00%, 04/01/2014	500,000	566,505
6.00%, 04/01/2015	1,000,000	1,131,250
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 6.00%, 11/01/2018	6,650,000	7,458,441
Loris, SC Cmnty. Hosp. RB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,017,020
Ser. B, 5.625%, 01/01/2020	1,000,000	1,012,080
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Medical Univ., SC Hosp. Auth. RRB:
Ser. A, 6.25%, 08/15/2022	$ 6,500,000	$ 6,976,320
Ser. A, 6.375%, 08/15/2027	1,500,000	1,594,110
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,604,730
5.50%, 02/01/2011, (Insd. by FSA)	265,000	300,327
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,201,095
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,879,712
Oconee Mem. Hosp., Inc., 6.15%, 03/01/2015	200,000	213,520
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,743,927
5.50%, 04/15/2015, (Insd. by AMBAC)	4,035,000	4,363,104
5.50%, 04/15/2017, (Insd. by FSA)	500,000	561,200
43,859,489
HOUSING 1.9%
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	90,000	90,261
South Carolina Hsg. Auth. RB, Homeownership Mtge. Purchase, Ser. A, 6.15%, 07/01/2008	1,605,000	1,653,760
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Ser. A, 5.95%, 07/01/2029, (Insd. by FHA)	365,000	383,086
Ser. A, 6.35%, 07/01/2025, (Insd. by FHA)	335,000	342,711
Ser. A, 6.55%, 07/01/2015	55,000	56,243
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	2,415,000	2,613,586
Heritage Ct. Apts.:
Ser. A, 5.85%, 07/01/2010	625,000	646,450
Ser. A, 6.15%, 07/01/2025, (Insd. by FHA)	595,000	605,210
Runaway Bay Apts. Proj., 6.125%, 12/01/2015	300,000	315,258
South Carolina Hsg. Fin. & Dev. Auth. SFHRB, 5.50%, 07/01/2025	1,000,000	1,050,120
Spartanburg, SC Leased Hsg. Corp. Mtge. RRB, 7.50%, 10/01/2011	390,000	398,658
8,155,343
INDUSTRIAL DEVELOPMENT REVENUE 4.5%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.375%, 04/01/2021	3,000,000	3,210,060
Berkeley Cnty., SC PCRB, 4.875%, 10/01/2014	2,000,000	2,160,620
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 02/01/2008	3,000,000	3,210,000
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	782,647
Louisa, VA IDA Solid Wst. & Sewage Disposal RB, VA Elec. & Pwr. Proj., Ser. A, 3.40%, 03/01/2031 #	8,000,000	8,000,000
South Carolina Jobs EDA IDRB, Plast-Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: KeyBank)	220,000	222,605
5.70%, 07/01/2009, (LOC: KeyBank)	200,000	201,718
5.80%, 07/01/2010, (LOC: KeyBank)	190,000	191,512
5.90%, 07/01/2011, (LOC: KeyBank)	230,000	231,675
6.25%, 07/01/2017, (LOC: KeyBank)	400,000	402,356
18,613,193
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.5%
Charleston Cnty., SC COP, Public Facs. Corp., 5.00%, 09/01/2011	$ 1,795,000	$ 2,038,312
PRE-REFUNDED 3.0%
Calhoun Cnty., SC Solid Wst. Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	514,652
Columbia, SC Wtrwrks. & Swr. Sys. RB:
6.00%, 02/01/2014	2,000,000	2,389,840
6.00%, 02/01/2015	1,960,000	2,342,043
Georgetown Cnty., SC Wtr. & Swr. Dist. RRB, Impt. Jr. Lien, 6.50%, 06/01/2017	200,000	217,198
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018, (Insd. by AMBAC)	400,000	444,620
Lexington, SC Wtr. & Swr. RB, 5.50%, 04/01/2029	2,000,000	2,256,320
Piedmont, SC Muni. Pwr. Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	819,600
5.60%, 01/01/2009, (Insd. by MBIA)	1,695,000	1,957,555
6.50%, 01/01/2014, (Insd. by FGIC)	290,000	364,942
Richland Cnty., SC Hosp. Facs. RB, 7.10%, 07/01/2005, (Insd. by FSA)	1,305,000	1,369,754
12,676,524
PUBLIC FACILITIES 3.7%
Charleston Cnty., SC COP, Refunding Charleston Pub. Facs. Corp.:
5.50%, 12/01/2015, (Insd. by MBIA)	5,500,000	5,818,560
6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	4,154,821
Hilton Head Islands, SC Pub. Facs. Corp. COP, 5.40%, 03/01/2009, (Insd. by AMBAC)	1,000,000	1,060,970
Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,193,120
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2019, (Insd. by FSA)	2,000,000	2,245,380
15,472,851
RESOURCE RECOVERY 1.2%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,343,110
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,688,190
5,031,300
SPECIAL TAX 0.6%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,147,050
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,557,960
2,705,010
STUDENT LOAN 0.6%
South Carolina Edl. Assistance Auth. RB:
Gtd. Student Loan Sr. Lien, Ser. A-3, 5.80%, 09/01/2004	1,000,000	1,022,130
Gtd. Student Loan Sub. Lien, Ser. B, 5.70%, 09/01/2005	1,000,000	1,049,930
Gtd. Student Loans, Ser. C, 5.875%, 09/01/2007	250,000	262,512
2,334,572
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 2.1%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	$ 9,165,000	$ 8,735,070
TRANSPORTATION 8.6%
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RRB, Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC) ##	15,000,000	17,144,400
South Carolina Trans. Infrastructure Bank RB:
Ser. A, 5.00%, 10/01/2007, (Insd. by MBIA)	1,040,000	1,159,933
Ser. A, 5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,121,870
Ser. A, 5.00%, 10/01/2029, (Insd. by AMBAC)	5,000,000	5,756,950
Ser. A, 5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,641,800
Ser. A, 5.50%, 10/01/2013	1,000,000	1,164,400
Ser. A, 5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,901,166
35,890,519
UTILITY 2.5%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	1,000,000	1,097,830
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,237,680
Hilton Head, SC Pub. Service Dist. No. 1 RB, 5.50%, 08/01/2015, (Insd. by MBIA)	2,000,000	2,152,520
Hilton Head, SC Pub. Service Dist. No. 1 RRB, 5.50%, 08/01/2020	4,000,000	4,272,120
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007, (Insd. by FSA)	1,745,000	1,909,292
10,669,442
WATER & SEWER 13.1%
Anderson Cnty., SC Joint Muni. Wtr. Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,859,341
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,950,267
Charleston, SC Wtrwrks. & Swr. RRB:
5.00%, 01/01/2009	1,500,000	1,687,545
5.125%, 01/01/2010	3,700,000	4,220,627
Columbia, SC Wtrwrks. & Swr. Sys. RRB:
5.50%, 02/01/2009	500,000	573,880
5.70%, 02/01/2010	3,970,000	4,656,492
Florence, SC Wtr. & Swr. RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	887,724
Florence, SC Wtr. & Swr. RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,621,296
Grand Strand, SC Wtr. & Swr. Auth. RRB:
5.375%, 06/01/2017, (Insd. by FSA)	4,115,000	4,660,855
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,887,019
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	5,539,290
Greenville, SC Swr. Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,224,061
Greenville, SC Wtrwrks. RB, 5.50%, 02/01/2022	2,000,000	2,193,080
Lexington, SC Wtr. & Swr. RB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	576,615
North Charleston, SC Swr. Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,207,958
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,659,187
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	1,250,000	1,345,000
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Western Carolina Regl. Swr. Auth. SC RRB:
5.375%, 03/01/2017	$ 3,130,000	$ 3,529,388
5.375%, 03/01/2018, (Insd. by FSA)	2,940,000	3,303,061
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,001,683
54,584,369
Total Municipal Obligations		419,204,437

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund (o)	2,518,499	2,518,499
Total Investments (cost $388,753,621) 100.9%		421,722,936
Other Assets and Liabilities (0.9%)		(3,772,229)
Net Assets 100.0%		$ 417,950,707

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued security
##	All or a portion of this security has been segregated for when-issued securities.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FSA	Financial Security Assurance Incorporated
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Association
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

The following table shows the percent of total investments by geographic location as of February 29, 2004:

South Carolina	85.9%
Puerto Rico	5.7%
Virginia	2.4%
District of Columbia	1.1%
Georgia	1.0%
Texas	0.9%
Florida	0.8%
Pennsylvania	0.8%
U.S. Virgin Islands	0.7%
Missouri	0.5%
Maryland	0.2%
Total	100.0%
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004  (unaudited)

Assets
Identified cost of securities	$ 388,753,621
Net unrealized gains on securities	32,969,315

Market value of securities	421,722,936
Receivable for Fund shares sold	58,318
Interest receivable	5,423,936
Prepaid expenses and other assets	23,135

Total assets	427,228,325

Liabilities
Dividends payable	1,033,451
Payable for securities purchased	8,000,000
Payable for Fund shares redeemed	190,313
Advisory fee payable	14,375
Distribution Plan expenses payable	3,379
Due to other related parties	6,875
Accrued expenses and other liabilities	29,225

Total liabilities	9,277,618

Net assets	$ 417,950,707

Net assets represented by
Paid-in capital	$ 384,951,107
Overdistributed net investment income	(97,547)
Accumulated net realized gains on securities	127,832
Net unrealized gains on securities	32,969,315

Total net assets	$ 417,950,707

Net assets consists of
Class A	$ 66,856,655
Class B	13,598,540
Class C	7,645,824
Class I	329,849,688

Total net assets	$ 417,950,707

Shares outstanding
Class A	6,308,809
Class B	1,283,151
Class C	721,475
Class I	31,124,973

Net asset value per share
Class A	$ 10.60
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.13
Class B	$ 10.60
Class C	$ 10.60
Class I	$ 10.60

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2004  (unaudited)

Investment income
Interest	$ 9,415,482

Expenses
Advisory fee	879,090
Distribution Plan expenses
Class A	106,600
Class B	65,873
Class C	37,588
Administrative services fee	209,196
Transfer agent fees	34,202
Trustees' fees and expenses	2,941
Printing and postage expenses	11,653
Custodian and accounting fees	56,329
Registration and filing fees	25,983
Professional fees	10,783
Other	11,633

Total expenses	1,451,871
Less: Expense reductions	(909)
Expense reimbursements	(3,148)

Net expenses	1,447,814

Net investment income	7,967,668

Net realized and unrealized gains or losses on securities
Net realized gains on securities	976,810
Net change in unrealized gains or losses on securities	15,495,489

Net realized and unrealized gains or losses on securities	16,472,299

Net increase in net assets resulting from operations	$ 24,439,967

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004		Year Ended
	(unaudited)		August 31, 2003

Operations
Net investment income		$ 7,967,668		$ 16,985,771
Net realized gains on securities		976,810		476,131
Net change in unrealized gains or losses on securities		15,495,489		(6,707,504)

Net increase in net assets resulting from operations		24,439,967		10,754,398

Distributions to shareholders from
Net investment income
Class A		(1,270,992)		(2,476,590)
Class B		(189,569)		(342,665)
Class C		(108,356)		(154,494)
Class I		(6,341,286)		(14,057,157)
Net realized gains
Class A		(111,825)		(52,652)
Class B		(20,322)		(7,977)
Class C		(11,600)		(2,089)
Class I		(509,786)		(289,293)

Total distributions to shareholders		(8,563,736)		(17,382,917)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	468,372	4,859,547	2,527,367	26,131,247
Class B	72,527	756,149	671,973	6,994,728
Class C	108,193	1,127,989	739,497	7,701,061
Class I	1,479,745	15,403,897	5,104,250	53,118,417

		22,147,582		93,945,453

Net asset value of shares issued in reinvestment of distributions
Class A	82,679	863,748	141,902	1,472,456
Class B	12,824	134,005	22,469	233,193
Class C	6,861	71,677	7,797	80,891
Class I	35,084	365,838	47,655	491,950

		1,435,268		2,278,490

Automatic conversion of Class B shares to Class A shares
Class A	11,730	123,327	23,693	247,232
Class B	(11,730)	(123,327)	(23,693)	(247,232)

		0		0

Payment for shares redeemed
Class A	(1,274,816)	(13,312,503)	(1,426,948)	(14,817,819)
Class B	(71,801)	(745,482)	(177,468)	(1,834,882)
Class C	(82,245)	(865,500)	(78,344)	(811,221)
Class I	(2,585,527)	(26,916,877)	(6,246,437)	(64,696,888)

		(41,840,362)		(82,160,810)

Net increase (decrease) in net assets resulting from capital share transactions		(18,257,512)		14,063,133

Total increase (decrease) in net assets		(2,381,281)		7,434,614
Net assets
Beginning of period		420,331,988		412,897,374

End of period		$ 417,950,707		$ 420,331,988

Overdistributed net investment income		$ (97,547)		$ (155,012)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended February 29, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $3,148. Total amounts subject to recoupment as of February 29, 2004 were $992.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $90,071,421 and $93,039,379, respectively, for the six months ended February 29, 2004.

On February 29, 2004, the aggregate cost of securities for federal income tax purposes was $388,949,066. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,793,196 and $19,326, respectively, with a net unrealized appreciation of $32,773,870.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

23

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 29, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. SUBSEQUENT EVENT

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.42% and declining to 0.27% as the average daily net assets of the Fund increases.

24

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25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565572 rv1     4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Virginia Municipal Bond Fund

Evergreen Virginia Municipal Bond Fund: Semiannual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Virginia Municipal Bond Fund, which covers the six-month period ended February 29, 2004.

After a summer of extraordinary volatility in the fixed income markets, investors in municipal securities enjoyed a refreshing turnaround over the past six months. The unusual combination of an accommodative monetary policy and a strengthening economy enabled many state budgets to improve their financial condition as tax receipts increased. In addition, many municipal bonds also offered investors attractive valuations relative to Treasuries, and the result was a period of stable growth for many investors.

The period began on the heels of a dramatic swing in interest rates. The Federal Reserve's mixed messages of deflation fears with forecasts for solid economic growth had sent interest rates in a tailspin throughout the summer months, and the yield curve was only beginning to stabilize in September. Assurances from central bankers that rates would remain low for the foreseeable future provided the stable backdrop for the fixed income markets. Indeed, in an attempt to improve clarity for the financial markets, monetary policymakers continually reinforced their new mantra, that rates would remain low for a "considerable period."

Despite economic growth of more than 6% in the second half of 2003, the Fed kept true to its word. While the Gross Domestic Product was accelerating, inflation was low and

LETTER TO SHAREHOLDERS continued

payroll growth continued to disappoint. Evidently, the massive investment in technology over the previous decade has resulted in efficiencies never before experienced by U.S. business or government. This confluence of events resulted in a steepening yield curve, which enabled many investors in the municipal market to increase the potential for higher returns in longer maturities without incurring substantial risks. Moreover, as foreign central bank intervention in defense of the dollar caused many Treasuries to periodically become expensive, the municipal market largely enjoyed attractive relative valuations for issues with similar durations.

Many municipal bond investors remain concerned about the changes in the new tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of municipal securities. Even in the event of slightly lower issuance in the future, we believe the combination of asset allocation needs and the income exemption will provide the municipal market with sufficient demand going forward. More dollars chasing fewer bonds tends to be a favorable outcome for fixed income investors.

Another concern for many investors in the municipal market involves the poor financial condition of many state and local governments. We strongly believe that economic growth is a cure for many of these ails. As economic growth expands, and tax receipts continue to increase, we believe the financials of many issuers will strengthen accordingly. For example, the federal budget deficit in fiscal 2003 ending September was approximately $75 billion below forecasts as solid economic growth produced higher than projected receipts. And states,

LETTER TO SHAREHOLDERS continued

whose projected deficits were estimated to exceed $70 billion last year, have now whittled that amount down by more than half, according to several estimates.

In this environment, proper diversification within the fixed income markets may continue to play a significant role for long-term portfolios. We believe that those investors who consider municipal securities within their allocation may be better able to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

Charles E. Jeanne, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

6-month return with sales charge	0.30%	-0.10%	3.90%	N/A

6-month return w/o sales charge	5.26%	4.90%	4.90%	5.42%

Average annual return*

1 year with sales charge	-0.33%	-1.07%	2.93%	N/A

1 year w/o sales charge	4.67%	3.93%	3.93%	4.98%

5 year	4.02%	3.93%	4.75%	5.31%

10 year	5.20%	4.94%	5.56%	5.98%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE continued

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1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please go to www.EvergreenInvestments.com/ fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of February 29, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.31	$10.48	$10.36	$9.95	$9.93	$10.46
Income from investment operations
Net investment income	0.20	0.41	0.45	0.46	0.47	0.49
Net realized and unrealized gains or losses on securities	0.34	-0.17	0.12	0.41	0.05	-0.45
Total from investment operations	0.54	0.24	0.57	0.87	0.52	0.04
Distributions to shareholders from
Net investment income	-0.20	-0.41	-0.45	-0.46	-0.48	-0.49
Net realized gains	0	0	0	0	-0.02	-0.08
Total distributions to shareholders	-0.20	-0.41	-0.45	-0.46	-0.50	-0.57
Net asset value, end of period	$10.65	$10.31	$10.48	$10.36	$9.95	$9.93
Total return[1]	5.26%	2.32%	5.67%	9.00%	5.42%	0.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$75,746	$76,374	$77,477	$55,863	$45,759	$50,341
Ratios to average net assets
Expenses[2]	0.92%[3]	0.89%	0.88%	0.85%	0.74%	0.51%
Net investment income	3.83%[3]	3.92%	4.33%	4.59%	4.87%	4.70%
Portfolio turnover rate	10%	26%	19%	20%	52%	31%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.31	$10.48	$10.36	$9.95	$9.93	$10.46
Income from investment operations
Net investment income	0.16	0.34	0.37	0.39	0.40	0.41
Net realized and unrealized gains or losses on securities	0.34	-0.17	0.12	0.41	0.04	-0.45
Total from investment operations	0.50	0.17	0.49	0.80	0.44	-0.04
Distributions to shareholders from
Net investment income	-0.16	-0.34	-0.37	-0.39	-0.40	-0.41
Net realized gains	0	0	0	0	-0.02	-0.08
Total distributions to shareholders	-0.16	-0.34	-0.37	-0.39	-0.42	-0.49
Net asset value, end of period	$10.65	$10.31	$10.48	$10.36	$9.95	$9.93
Total return[1]	4.90%	1.58%	4.88%	8.19%	4.63%	-0.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$26,175	$26,841	$22,293	$17,938	$15,119	$15,403
Ratios to average net assets
Expenses[2]	1.62%[3]	1.62%	1.63%	1.60%	1.49%	1.26%
Net investment income	3.13%[3]	3.18%	3.58%	3.83%	4.11%	3.93%
Portfolio turnover rate	10%	26%	19%	20%	52%	31%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS C		2003	2002[1]
Net asset value, beginning of period	$10.31	$10.48	$10.13
Income from investment operations
Net investment income	0.16	0.34	0.16
Net realized and unrealized gains or losses on securities	0.34	-0.17	0.35
Total from investment operations	0.50	0.17	0.51
Distributions to shareholders from
Net investment income	-0.16	-0.34	-0.16
Net asset value, end of period	$10.65	$10.31	$10.48
Total return[2]	4.90%	1.58%	5.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,596	$5,079	$828
Ratios to average net assets
Expenses[3]	1.62%[4]	1.62%	1.63%[4]
Net investment income	3.13%[4]	3.14%	3.10%[4]
Portfolio turnover rate	10%	26%	19%

[1]   For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2004 (unaudited)
		Year Ended August 31,
CLASS I1		2003	2002	2001	2000	1999[2]
Net asset value, beginning of period	$10.31	$10.48	$10.36	$9.95	$9.93	$10.46
Income from investment operations
Net investment income	0.21	0.44	0.48	0.49	0.50	0.51
Net realized and unrealized gains or losses on securities	0.34	-0.17	0.12	0.41	0.04	-0.45
Total from investment operations	0.55	0.27	0.60	0.90	0.54	0.06
Distributions to shareholders from
Net investment income	-0.21	-0.44	-0.48	-0.49	-0.50	-0.51
Net realized gains	0	0	0	0	-0.02	-0.08
Total distributions to shareholders	-0.21	-0.44	-0.48	-0.49	-0.52	-0.59
Net asset value, end of period	$10.65	$10.31	$10.48	$10.36	$9.95	$9.93
Total return	5.42%	2.59%	5.93%	9.28%	5.68%	0.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$212,303	$209,094	$220,921	$100,114	$108,222	$115,720
Ratios to average net assets
Expenses[3]	0.62%[4]	0.62%	0.62%	0.61%	0.49%	0.26%
Net investment income	4.13%[4]	4.19%	4.56%	4.84%	5.12%	4.95%
Portfolio turnover rate	10%	26%	19%	20%	52%	31%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 3.3%
Charlottesville-Albemarle, VA Arpt. Auth. RB, 6.13%, 12/01/2013	$ 250,000	$ 259,330
Metro. Washington, DC Arpt. Auth. RB:
Ser. A, 5.50%, 10/01/2012	750,000	855,225
Ser. A, 5.75%, 10/01/2017	1,860,000	2,097,578
Ser. A, 5.75%, 10/01/2018	6,680,000	7,510,992
10,723,125
COMMUNITY DEVELOPMENT DISTRICT 3.0%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. RB, Wallens Ridge Dev. Proj., 5.50%, 09/01/2015	1,700,000	1,845,231
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,305,000	6,348,820
Frederick Cnty., MD Spl. Obl. RB:
Urbana CDA, 6.63%, 07/01/2025	500,000	520,655
Urbana CDD, 6.25%, 07/01/2010	894,000	919,613
9,634,319
CONTINUING CARE RETIREMENT COMMUNITY 0.9%
Albemarle Cnty., VA IDA Residential Care Facs. RB, Our Lady of Peace, Inc.:
6.45%, 07/01/2015	100,000	97,329
6.63%, 07/01/2021	145,000	145,706
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Nursing Home Proj., 5.88%, 12/01/2021, (Insd. by GNMA)	500,000	525,535
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	960,000	944,746
Virginia Beach, VA Dev. Auth. Hlth. Care Facs. RB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,336,312
3,049,628
EDUCATION 16.1%
Berkeley Cnty., SC Sch. Dist. Installment Purchase RRB, Securing Assets For Education, 5.00%, 12/01/2028	2,000,000	2,020,020
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Bldg. Equity Sooner Tomorrow, 6.00%, 12/01/2020	750,000	863,385
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,866,147
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	2,000,000	2,193,260
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program:
5.00%, 08/01/2008	500,000	549,685
5.00%, 08/01/2015	1,530,000	1,674,600
5.25%, 02/01/2016	875,000	984,113
5.25%, 02/01/2017	3,920,000	4,389,694
Pub. Higher Ed. Fin. Program:
Ser. A, 5.13%, 09/01/2016	2,500,000	2,777,325
Ser. A, 5.75%, 09/01/2019	220,000	253,816
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Virginia Polytechnic Institute & State Univ. RB:
Ser. A, 5.50%, 06/01/2016	$ 3,535,000	$ 3,887,899
Univ. Svcs. Sys., Ser. C, 5.50%, 06/01/2016	1,500,000	1,649,745
Virginia Pub. Sch. Auth. RB:
Ser. A, 5.00%, 08/01/2013	1,250,000	1,410,463
Ser. A, 5.13%, 08/01/2011	1,370,000	1,567,869
Ser. A, 5.50%, 08/01/2015	1,500,000	1,733,055
Ser. A, 6.13%, 08/01/2012	4,000,000	4,168,200
Ser. A, 6.20%, 08/01/2014	200,000	208,474
Ser. B, 5.13%, 08/01/2014	6,345,000	6,986,226
Ser. B, 5.50%, 08/01/2011	1,405,000	1,647,376
Ser. I, 5.00%, 08/01/2012	2,000,000	2,217,180
Ser. I, 5.10%, 08/01/2013	4,650,000	5,170,288
Sch. Fin., Ser. A, 5.50%, 08/01/2016	500,000	562,695
Spl. Obl. York Cnty., 5.90%, 07/15/2013	850,000	883,074
Virginia Pub. Sch. Auth. RRB, Sch. Fin.:
5.00%, 02/01/2008	1,000,000	1,114,090
Ser. I, 5.13%, 08/01/2016	300,000	329,787
Ser. I, 5.13%, 08/01/2017	250,000	274,823
51,383,289
GENERAL OBLIGATION - LOCAL 21.5%
Alexandria, VA GO, 5.00%, 01/01/2013	1,900,000	2,177,305
Arlington Cnty., VA GO:
5.25%, 06/01/2014	1,000,000	1,137,760
5.25%, 02/01/2017	2,065,000	2,330,208
5.90%, 08/01/2010	1,000,000	1,041,140
6.00%, 06/01/2004	850,000	861,152
Bristol, VA GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,880,601
Chesapeake, VA GO:
5.38%, 05/01/2010	3,000,000	3,302,250
Refunding Pub. Impt., 5.50%, 12/01/2009	600,000	700,764
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,971,031
5.75%, 01/15/2017	1,000,000	1,159,430
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,972,034
Fairfax Cnty., VA GO:
Ser. A, 4.50%, 06/01/2010	650,000	702,202
Ser. A, 5.00%, 06/01/2012	1,000,000	1,095,350
Ser. A, 5.13%, 06/01/2014	1,170,000	1,326,183
Ser. A, 5.25%, 06/01/2018	2,110,000	2,357,798
Hampton, VA GO:
5.13%, 01/15/2015	1,685,000	1,927,690
5.75%, 02/01/2013	1,360,000	1,613,151
5.75%, 02/01/2016	1,960,000	2,292,945
6.00%, 01/15/2008	500,000	531,730
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
James City Cnty., VA GO, Refunding Pub. Impt., 5.20%, 12/15/2010, (Insd. by FGIC)	$ 1,000,000	$ 1,091,500
King George Cnty., VA IDA Lease GO, Sch. Proj., 6.40%, 08/01/2016	700,000	735,119
Loudoun Cnty., VA GO:
Ser. C, 5.20%, 12/01/2013	1,715,000	1,976,898
Ser. C, 5.25%, 12/01/2014	1,000,000	1,149,930
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	860,932
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,117,880
Newport News, VA GO:
5.75%, 01/15/2017	1,940,000	2,179,086
Ser. A, 5.63%, 05/01/2015	500,000	581,950
Norfolk, VA GO:
5.00%, 07/01/2010, (Insd. by FGIC)	1,000,000	1,123,590
5.25%, 06/01/2011	3,000,000	3,273,690
5.70%, 06/01/2008, (Insd. by MBIA)	2,000,000	2,135,460
Capital Impt., 5.38%, 06/01/2015, (Insd. by FGIC)	1,000,000	1,105,460
Portsmouth, VA GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	1,500,000	1,682,880
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,329,880
5.50%, 01/15/2017	500,000	566,255
Roanoke, VA GO:
6.00%, 10/01/2013	1,730,000	2,093,594
6.00%, 10/01/2014	1,835,000	2,220,662
6.00%, 10/01/2015	1,950,000	2,359,831
6.00%, 10/01/2016	2,070,000	2,505,052
Refunding Pub. Impt.:
3.25%, 10/01/2011	670,000	691,413
3.25%, 10/01/2012	1,360,000	1,381,434
Stafford Cnty., VA GO, 5.50%, 01/01/2017	1,100,000	1,256,079
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	279,325
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	841,305
Virginia Beach, VA GO:
5.40%, 07/15/2009	1,575,000	1,821,204
6.00%, 09/01/2009	1,000,000	1,045,660
68,786,793
GENERAL OBLIGATION - STATE 0.5%
Cmnwlth. of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,496,832
HOSPITAL 7.8%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys.:
5.50%, 07/01/2011	1,410,000	1,611,771
5.50%, 07/01/2017	1,425,000	1,558,066
5.50%, 07/01/2018	1,000,000	1,077,560
Danville, VA IDA Hosp. RB, Danville Regl. Med. Ctr., 6.20%, 10/01/2009, (Insd. by FGIC)	2,545,000	2,649,370
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.88%, 08/15/2016	$ 370,000	$ 395,105
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd. by MBIA)	2,360,000	2,785,036
Henrico Cnty., VA IDA Lease RB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,172,820
Medical Univ., SC Hosp. Auth. RRB, Ser. A, 6.38%, 08/15/2027	1,500,000	1,594,110
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp.:
6.75%, 10/01/2015	500,000	554,265
6.85%, 10/01/2025	1,000,000	1,110,100
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys.:
Ser. A, 5.50%, 07/01/2017	3,445,000	3,886,511
Ser. A, 5.50%, 07/01/2018	3,670,000	4,126,328
Virginia Beach, VA IDA RB, Virginia Beach Gen. Hosp. Proj., 5.00%, 02/15/2007, (Insd. by AMBAC)	500,000	546,470
Washington Cnty., VA IDA RB, Johnston Mem. Hosp., 6.00%, 07/01/2014	750,000	812,618
24,880,130
HOUSING 5.2%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.88%, 07/01/2006	375,000	392,047
Arlington Cnty., VA IDA MHRB:
Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Coll. by FNMA)	1,965,000	2,117,111
Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,048,000
Ser. B, 6.50%, 07/01/2024	1,600,000	1,590,896
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Elderly Hsg., 6.00%, 09/01/2016, (Insd. by FHA)	500,000	529,380
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (LOC: PNC Bank & Insd. by FSA)	500,000	528,695
Portsmouth, VA Redev. & Hsg. Auth. MHRB, 6.30%, 09/01/2026, (Coll. by FNMA)	640,000	675,187
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,023,000
Ser. C, 7.00%, 07/01/2029	2,420,000	2,338,543
Virginia Hsg. Dev. Auth. MHRB:
Ser. B, 4.65%, 05/01/2010	910,000	980,416
Ser. H, 5.55%, 05/01/2015	1,000,000	1,065,190
Ser. H, 6.00%, 05/01/2010	500,000	523,020
Ser. H, 6.10%, 11/01/2011	1,000,000	1,044,070
Ser. H, 6.35%, 11/01/2011	300,000	309,024
Ser. I, 5.45%, 05/01/2018	500,000	532,160
Ser. K, 5.90%, 05/01/2011	400,000	422,832
Ser. O, 6.05%, 11/01/2017	500,000	529,225
16,648,796
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.7%
Isle Wright Cnty., VA IDA Solid Wst. Disposal Facs. RB, Union Camp Corp. Proj., 6.55%, 04/01/2024	$ 2,535,000	$ 2,595,333
Louisa, VA IDA Solid Wst. & Sewage Disposal RB, VA Elec. & Pwr. Proj., Ser. A, 1.00%, 03/01/2031	2,000,000	2,000,000
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,595,588
Norfolk, VA IDA RB, Sentara Hosp., Ser. A, 6.50%, 11/01/2013	3,500,000	3,684,135
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,080,810
11,955,866
LEASE 5.3%
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.50%, 07/01/2013, (Insd. by MBIA)	2,000,000	2,214,800
5.65%, 07/01/2009, (Insd. by MBIA)	2,215,000	2,459,403
5.75%, 07/01/2011, (Insd. by MBIA)	2,930,000	3,260,006
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Inova Hlth. Sys. Proj., 5.35%, 06/01/2006	250,000	271,348
Henrico Cnty., VA IDA Lease RB, Regl. Jail Proj., 7.00%, 08/01/2013	700,000	772,226
Montgomery Cnty., VA IDRB, Auth. Lease:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,136,170
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,261,008
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.38%, 02/01/2017, (Insd. by AMBAC)	1,055,000	1,189,523
Prince William Cnty., VA Lease COP:
5.20%, 12/01/2005, (Insd. by MBIA)	500,000	535,105
5.25%, 12/01/2015	450,000	511,852
Prince William Cnty., VA Park Auth. RB, 6.30%, 10/15/2006	500,000	526,575
Virginia Biotechnology Research Park RB:
Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,578,531
Consolidated Laboratories Proj., 5.00%, 09/01/2011	1,000,000	1,144,960
16,861,507
MISCELLANEOUS REVENUE 1.0%
Hampton, VA Museum RRB, 5.00%, 01/01/2013 #	1,190,000	1,315,188
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	572,065
Virginia Pub. Bldg. Auth. Pub. Facs. RB, Ser. A, 6.00%, 08/01/2011	1,000,000	1,197,810
3,085,063
PORT AUTHORITY 1.0%
Virginia Port Auth. Cmnwlth. Port Fund RB, 5.50%, 07/01/2018	3,000,000	3,347,040
POWER 1.4%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.00%, 10/01/2032 VRDN	4,450,000	4,450,000
PRE-REFUNDED 1.0%
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,217,730
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	715,000	735,320
Virginia Resource Wtr. & Swr. Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%, 10/01/2025	1,000,000	1,136,160
3,089,210
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 8.3%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. Lease RB, Wallens Ridge Dev. Proj., 6.00%, 09/01/2007	$ 3,675,000	$ 4,016,408
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.63%, 07/15/2017	1,000,000	1,121,360
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,462,396
Prince William Cnty., VA IDA RB, ATCC Proj., 6.00%, 02/01/2014	500,000	525,710
Prince William Cnty., VA Park Auth. RB, 6.88%, 10/15/2016	1,300,000	1,373,801
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.38%, 08/01/2020	2,485,000	2,763,022
Virginia Biotechnology Research Park Auth. Lease RB, Consolidated Laboratories Proj., 5.13%, 09/01/2016	1,235,000	1,379,754
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A, 5.00%, 08/01/2004	300,000	305,121
Ser. A, 5.00%, 08/01/2009	3,000,000	3,363,090
Ser. A, 5.50%, 08/01/2013	3,335,000	3,884,941
Ser. A, 5.50%, 08/01/2015	2,000,000	2,299,240
Ser. A, 5.50%, 08/01/2016	2,000,000	2,232,260
Ser. A, 6.00%, 08/01/2009	1,000,000	1,185,350
Ser. B, 5.50%, 08/01/2014	515,000	593,888
26,506,341
RESOURCE RECOVERY 1.3%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington, Inc. Proj., 5.38%, 01/01/2013, (Insd. by FSA)	3,810,000	4,220,756
SPECIAL TAX 1.3%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.50%, 10/01/2013	1,000,000	1,060,300
Ser. A, 5.50%, 10/01/2018	2,000,000	2,077,280
Ser. A, 5.50%, 10/01/2022	1,000,000	1,024,360
4,161,940
TOBACCO REVENUE 1.6%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	2,000,000	1,906,180
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	3,180,000	3,094,331
5,000,511
TRANSPORTATION 7.9%
Chesapeake Bay, VA Dist. RB, Bridge & Tunnel Commission, 5.88%, 07/01/2010, (Insd. by FGIC)	2,890,000	3,131,373
Peninsula, VA Port Auth. RB, Port Facs. CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,128,500
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. Hwy. RRB:
Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	6,275,000	7,172,074
Ser. AA, 5.00%, 07/01/2035, (Insd. by AMBAC)	2,000,000	2,275,880
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2020, (Insd. by FGIC)	2,000,000	2,239,580
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Virginia Cmnwlth. Trans. Board RB:
Federal Hwy. Reimbursement, 5.50%, 10/01/2010	$ 1,000,000	$ 1,175,010
Northern VA Trans. Dist. Program:
Ser. A, 6.00%, 05/15/2008	2,030,000	2,072,488
Ser. B, 7.25%, 05/15/2020	1,700,000	1,985,430
U.S. Route 58 Corridor Dev. Program, Ser. B, 5.50%, 05/15/2015	1,000,000	1,140,530
Virginia Port Auth. RB, 5.90%, 07/01/2016	750,000	791,887
Washington, DC, Metro. Area Transit Auth. RB, 6.00%, 07/01/2007, (Insd. by FGIC)	1,000,000	1,141,650
25,254,402
WATER & SEWER 7.4%
Buena Vista, VA IDA Wtr. & Swr. Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	400,206
Chesterfield Cnty., VA Wtr. & Swr. RB, 6.38%, 11/01/2007	130,000	131,869
Fairfax Cnty., VA Swr. RB, 5.63%, 07/15/2011	2,605,000	2,898,037
Fairfax Cnty., VA Wtr. Auth. RB:
5.63%, 04/01/2017	1,640,000	1,900,432
6.00%, 04/01/2022	1,265,000	1,421,797
6.13%, 04/01/2016	1,545,000	1,876,928
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	285,000	292,940
Virginia Beach, VA Wtr. & Swr. RB, 5.75%, 08/01/2016	1,735,000	2,017,614
Virginia Resource Auth. Clean Wtr. RB, State Revolving Fund:
5.38%, 10/01/2022	675,000	754,292
5.50%, 10/01/2015	2,250,000	2,605,905
5.75%, 10/01/2019	180,000	210,845
5.88%, 10/01/2014	1,250,000	1,496,587
6.00%, 10/01/2016	3,965,000	4,716,685
Virginia Resource Auth. Infrastructure RB, Loan Bond Program:
Ser. A, 5.00%, 05/01/2016	1,290,000	1,414,640
Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,466,957
23,605,734
Total Municipal Obligations		318,141,282

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund (o) ##	1,981,030	1,981,030
Total Investments (cost $295,500,460) 100.1%		320,122,312
Other Assets and Liabilities (0.1%)		(302,934)
Net Assets 100.0%		$ 319,819,378
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004  (unaudited)

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued security
##	All or a portion of this security has been segregated for when-issued securities.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
CDD	Community Development District	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FHA	Federal Housing Authority	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RHA	Residential Housing Association
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at Februay 29, 2004.

The following table shows the percent of total investments by geographic location as of February 29, 2004:
Virginia	84.7%
District of Columbia	4.6%
Puerto Rico	4.3%
Georgia	1.7%
South Carolina	1.4%
U.S. Virgin Islands	1.3%
Maryland	0.4%
Non-state specific	1.6%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004  (unaudited)

Assets
Identified cost of securities	$ 295,500,460
Net unrealized gains on securities	24,621,852

Market value of securities	320,122,312
Receivable for Fund shares sold	82,704
Interest receivable	3,754,779
Prepaid expenses and other assets	26,631

Total assets	323,986,426

Liabilities
Dividends payable	739,057
Payable for securities purchased	3,311,154
Payable for Fund shares redeemed	67,410
Advisory fee payable	10,991
Distribution Plan expenses payable	4,453
Due to other related parties	4,357
Accrued expenses and other liabilities	29,626

Total liabilities	4,167,048

Net assets	$ 319,819,378

Net assets represented by
Paid-in capital	$ 297,849,386
Overdistributed net investment income	(112,464)
Accumulated net realized losses on securities	(2,539,396)
Net unrealized gains on securities	24,621,852

Total net assets	$ 319,819,378

Net assets consists of
Class A	$ 75,745,856
Class B	26,174,511
Class C	5,596,219
Class I	212,302,792

Total net assets	$ 319,819,378

Shares outstanding
Class A	7,110,977
Class B	2,457,320
Class C	525,382
Class I	19,931,493

Net asset value per share
Class A	$ 10.65
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.18
Class B	$ 10.65
Class C	$ 10.65
Class I	$ 10.65

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2004  (unaudited)

Investment income
Interest	$ 7,461,805

Expenses
Advisory fee	660,031
Distribution Plan expenses
Class A	111,841
Class B	129,697
Class C	26,058
Administrative services fee	157,067
Transfer agent fees	50,485
Trustees' fees and expenses	2,246
Printing and postage expenses	11,452
Custodian and accounting fees	44,339
Registration and filing fees	24,048
Professional fees	9,975
Other	17,429

Total expenses	1,244,668
Less: Expense reductions	(393)
Expense reimbursements	(1,802)

Net expenses	1,242,473

Net investment income	6,219,332

Net realized and unrealized gains or losses on securities
Net realized gains on securities	424,943
Net change in unrealized gains or losses on securities	9,987,432

Net realized and unrealized gains or losses on securities	10,412,375

Net increase in net assets resulting from operations	$ 16,631,707

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004		Year Ended
	(unaudited)		August 31, 2003

Operations
Net investment income		$ 6,219,332		$ 13,122,518
Net realized gains or losses on securities		424,943		(800,917)
Net change in unrealized gains or losses on securities		9,987,432		(4,725,553)

Net increase in net assets resulting from operations		16,631,707		7,596,048

Distributions to shareholders from
Net investment income
Class A		(1,418,901)		(3,207,785)
Class B		(402,511)		(826,647)
Class C		(80,845)		(123,096)
Class I		(4,279,358)		(8,993,334)

Total distributions to shareholders		(6,181,615)		(13,150,862)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	434,177	4,573,523	1,559,104	16,378,552
Class B	121,095	1,272,064	771,054	8,105,462
Class C	57,123	600,307	561,729	5,919,667
Class I	1,328,316	13,961,151	3,597,817	37,803,095

		20,407,045		68,206,776

Net asset value of shares issued in reinvestment of distributions
Class A	89,822	945,685	207,873	2,183,352
Class B	26,743	281,562	55,387	581,645
Class C	4,625	48,690	8,140	85,518
Class I	11,607	122,174	21,051	220,865

		1,398,111		3,071,380

Automatic conversion of Class B shares to Class A shares
Class A	15,400	161,355	34,382	363,097
Class B	(15,400)	(161,355)	(34,382)	(363,097)

		0		0

Payment for shares redeemed
Class A	(838,094)	(8,788,790)	(1,783,152)	(18,653,873)
Class B	(279,146)	(2,923,426)	(314,779)	(3,305,971)
Class C	(29,162)	(305,143)	(156,054)	(1,639,520)
Class I	(1,694,670)	(17,807,121)	(4,408,813)	(46,254,099)

		(29,824,480)		(69,853,463)

Net increase (decrease) in net assets resulting from capital share transactions		(8,019,324)		1,424,693

Total increase (decrease) in net assets		2,430,768		(4,130,121)
Net assets
Beginning of period		317,388,610		321,518,731

End of period		$ 319,819,378		$ 317,388,610

Overdistributed net investment income		$ (112,464)		$ (150,181)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended February 29, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,802. Total amounts subject to recoupment as of February 29, 2004 were $1,227.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $30,095,151 and $33,351,597, respectively, for the six months ended February 29, 2004.

On February 29, 2004, the aggregate cost of securities for federal income tax purposes was $295,533,370. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,696,348 and $107,406, respectively, with a net unrealized appreciation of $24,588,942.

As of August 31, 2003, the Fund had $2,172,335 in capital loss carryovers for federal income tax purposes with $2,126,625 expiring in 2009 and $45,710 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2003, the Fund incurred and elected to defer post-October losses of $759,094.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 29, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. SUBSEQUENT EVENT

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.42% and declining to 0.27% as the average daily net assets of the Fund increases.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

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Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565573 rv1   4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: ____________ ___________
Dennis H. Ferro,
Principal Executive Officer

Date: April 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 21, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: April 21, 2004